Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.1%)
U.S. Government Securities (65.2%)
United States Treasury Note/Bond	2.000%	4/30/24	118,260	114,971
United States Treasury Note/Bond	2.250%	4/30/24	293,765	286,421
United States Treasury Note/Bond	2.500%	4/30/24	116,256	113,658
United States Treasury Note/Bond	0.250%	5/15/24	367,460	350,350
United States Treasury Note/Bond	2.500%	5/15/24	442,429	432,543
United States Treasury Note/Bond	2.000%	5/31/24	383,129	372,234
United States Treasury Note/Bond	2.500%	5/31/24	87,152	85,164
United States Treasury Note/Bond	0.250%	6/15/24	488,154	464,051
United States Treasury Note/Bond	1.750%	6/30/24	276,838	267,754
United States Treasury Note/Bond	2.000%	6/30/24	231,596	224,648
United States Treasury Note/Bond	3.000%	6/30/24	185,818	182,450
United States Treasury Note/Bond	0.375%	7/15/24	521,602	495,277
United States Treasury Note/Bond	1.750%	7/31/24	262,309	253,251
United States Treasury Note/Bond	2.125%	7/31/24	194,731	188,950
United States Treasury Note/Bond	3.000%	7/31/24	92,510	90,804
United States Treasury Note/Bond	0.375%	8/15/24	406,735	385,127
United States Treasury Note/Bond	2.375%	8/15/24	877,672	854,222
United States Treasury Note/Bond	1.250%	8/31/24	197,708	189,306
United States Treasury Note/Bond	1.875%	8/31/24	219,170	211,705
United States Treasury Note/Bond	0.375%	9/15/24	228,315	215,686
United States Treasury Note/Bond	1.500%	9/30/24	186,795	179,148
United States Treasury Note/Bond	2.125%	9/30/24	266,039	257,601
United States Treasury Note/Bond	4.250%	9/30/24	154,305	154,112
United States Treasury Note/Bond	0.625%	10/15/24	316,385	299,182
United States Treasury Note/Bond	1.500%	10/31/24	359,399	344,181
United States Treasury Note/Bond	2.250%	10/31/24	167,000	161,833
United States Treasury Note/Bond	4.375%	10/31/24	356,741	357,131
United States Treasury Note/Bond	0.750%	11/15/24	624,625	590,369
United States Treasury Note/Bond	2.250%	11/15/24	478,883	463,768
United States Treasury Note/Bond	1.500%	11/30/24	230,712	220,654
United States Treasury Note/Bond	2.125%	11/30/24	183,765	177,534
United States Treasury Note/Bond	4.500%	11/30/24	269,389	270,399
United States Treasury Note/Bond	1.000%	12/15/24	406,418	385,081
United States Treasury Note/Bond	1.750%	12/31/24	281,665	270,178
United States Treasury Note/Bond	2.250%	12/31/24	213,814	206,798
United States Treasury Note/Bond	4.250%	12/31/24	171,358	171,492
United States Treasury Note/Bond	1.125%	1/15/25	400,185	379,238
United States Treasury Note/Bond	1.375%	1/31/25	524,715	499,299
United States Treasury Note/Bond	2.500%	1/31/25	398,968	387,373
United States Treasury Note/Bond	4.125%	1/31/25	108,709	108,675
United States Treasury Note/Bond	1.500%	2/15/25	391,965	373,347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.000%	2/15/25	406,645	390,888
United States Treasury Note/Bond	1.125%	2/28/25	229,719	217,156
United States Treasury Note/Bond	2.750%	2/28/25	184,210	179,605
United States Treasury Note/Bond	4.625%	2/28/25	499,476	504,315
United States Treasury Note/Bond	1.750%	3/15/25	358,695	343,002
United States Treasury Note/Bond	2.625%	3/31/25	109,446	106,488
United States Treasury Note/Bond	3.875%	3/31/25	440,648	439,271
United States Treasury Note/Bond	2.625%	4/15/25	350,135	340,178
United States Treasury Note/Bond	0.375%	4/30/25	247,943	229,967
United States Treasury Note/Bond	2.875%	4/30/25	178,540	174,300
United States Treasury Note/Bond	2.125%	5/15/25	370,655	356,292
United States Treasury Note/Bond	2.750%	5/15/25	329,885	321,174
United States Treasury Note/Bond	0.250%	5/31/25	259,061	239,024
United States Treasury Note/Bond	2.875%	5/31/25	157,790	153,993
United States Treasury Note/Bond	2.875%	6/15/25	335,775	327,800
United States Treasury Note/Bond	0.250%	6/30/25	217,135	200,103
United States Treasury Note/Bond	2.750%	6/30/25	104,750	101,935
United States Treasury Note/Bond	3.000%	7/15/25	199,567	195,264
United States Treasury Note/Bond	0.250%	7/31/25	209,968	192,777
United States Treasury Note/Bond	2.875%	7/31/25	117,915	115,133
United States Treasury Note/Bond	2.000%	8/15/25	677,191	647,881
United States Treasury Note/Bond	3.125%	8/15/25	314,345	308,402
United States Treasury Note/Bond	0.250%	8/31/25	265,960	243,644
United States Treasury Note/Bond	2.750%	8/31/25	174,595	169,794
United States Treasury Note/Bond	3.500%	9/15/25	218,045	215,933
United States Treasury Note/Bond	0.250%	9/30/25	156,345	143,080
United States Treasury Note/Bond	3.000%	9/30/25	169,516	165,781
United States Treasury Note/Bond	4.250%	10/15/25	45,055	45,407
United States Treasury Note/Bond	0.250%	10/31/25	213,280	194,418
United States Treasury Note/Bond	3.000%	10/31/25	146,542	143,291
United States Treasury Note/Bond	2.250%	11/15/25	429,040	411,744
United States Treasury Note/Bond	4.500%	11/15/25	96,885	98,308
United States Treasury Note/Bond	0.375%	11/30/25	391,630	357,240
United States Treasury Note/Bond	2.875%	11/30/25	176,957	172,450
United States Treasury Note/Bond	4.000%	12/15/25	20,690	20,768
United States Treasury Note/Bond	0.375%	12/31/25	170,415	155,291
United States Treasury Note/Bond	2.625%	12/31/25	178,985	173,196
United States Treasury Note/Bond	3.875%	1/15/26	126,737	126,777
United States Treasury Note/Bond	0.375%	1/31/26	313,415	284,522
United States Treasury Note/Bond	2.625%	1/31/26	58,870	56,938
United States Treasury Note/Bond	1.625%	2/15/26	731,144	687,504
United States Treasury Note/Bond	4.000%	2/15/26	200,754	201,570
United States Treasury Note/Bond	6.000%	2/15/26	12,240	12,915
United States Treasury Note/Bond	0.500%	2/28/26	994,999	904,205
United States Treasury Note/Bond	2.500%	2/28/26	271,040	261,130
United States Treasury Note/Bond	4.625%	3/15/26	102,290	104,624
United States Treasury Note/Bond	0.750%	3/31/26	297,255	271,942
United States Treasury Note/Bond	2.250%	3/31/26	239,650	229,203
United States Treasury Note/Bond	0.750%	4/30/26	288,013	262,542
United States Treasury Note/Bond	2.375%	4/30/26	211,875	203,235
United States Treasury Note/Bond	1.625%	5/15/26	485,738	454,696
United States Treasury Note/Bond	0.750%	5/31/26	473,895	431,022
United States Treasury Note/Bond	2.125%	5/31/26	225,336	214,140
United States Treasury Note/Bond	0.875%	6/30/26	546,244	498,106
United States Treasury Note/Bond	1.875%	6/30/26	176,699	166,456
United States Treasury Note/Bond	0.625%	7/31/26	467,723	421,828
United States Treasury Note/Bond	1.875%	7/31/26	187,095	175,986
United States Treasury Note/Bond	1.500%	8/15/26	608,255	564,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	450,348
	United States Treasury Note/Bond	1.375%	8/31/26	252,485	233,075
	United States Treasury Note/Bond	0.875%	9/30/26	475,510	430,634
	United States Treasury Note/Bond	1.625%	9/30/26	163,565	152,243
	United States Treasury Note/Bond	1.125%	10/31/26	478,627	436,597
	United States Treasury Note/Bond	1.625%	10/31/26	145,545	135,220
	United States Treasury Note/Bond	2.000%	11/15/26	389,542	366,291
	United States Treasury Note/Bond	1.250%	11/30/26	437,195	399,897
	United States Treasury Note/Bond	1.625%	11/30/26	184,179	170,884
	United States Treasury Note/Bond	1.250%	12/31/26	416,630	380,565
	United States Treasury Note/Bond	1.750%	12/31/26	163,815	152,502
	United States Treasury Note/Bond	1.500%	1/31/27	577,105	531,298
	United States Treasury Note/Bond	2.250%	2/15/27	339,645	321,761
	United States Treasury Note/Bond	1.125%	2/28/27	54,305	49,282
	United States Treasury Note/Bond	1.875%	2/28/27	410,599	383,076
	United States Treasury Note/Bond	2.500%	3/31/27	411,970	393,431
	United States Treasury Note/Bond	0.500%	4/30/27	138,770	122,183
	United States Treasury Note/Bond	2.750%	4/30/27	381,094	367,279
	United States Treasury Note/Bond	2.375%	5/15/27	442,615	420,346
	United States Treasury Note/Bond	0.500%	5/31/27	323,170	283,531
	United States Treasury Note/Bond	2.625%	5/31/27	702,543	673,672
	United States Treasury Note/Bond	0.500%	6/30/27	189,785	166,210
	United States Treasury Note/Bond	3.250%	6/30/27	384,510	377,901
	United States Treasury Note/Bond	0.375%	7/31/27	321,715	279,440
	United States Treasury Note/Bond	2.750%	7/31/27	333,951	321,584
	United States Treasury Note/Bond	2.250%	8/15/27	335,255	316,240
	United States Treasury Note/Bond	0.500%	8/31/27	265,955	231,796
	United States Treasury Note/Bond	3.125%	8/31/27	352,927	345,207
	United States Treasury Note/Bond	0.375%	9/30/27	29,000	25,071
	United States Treasury Note/Bond	4.125%	9/30/27	530,710	540,744
	United States Treasury Note/Bond	0.500%	10/31/27	340,000	295,003
	United States Treasury Note/Bond	4.125%	10/31/27	446,919	455,578
	United States Treasury Note/Bond	2.250%	11/15/27	175,000	164,637
	United States Treasury Note/Bond	0.625%	11/30/27	365,000	318,177
	United States Treasury Note/Bond	3.875%	11/30/27	747,630	755,340
	United States Treasury Note/Bond	3.875%	12/31/27	506,062	511,439
	United States Treasury Note/Bond	0.750%	1/31/28	150,000	130,992
	United States Treasury Note/Bond	3.500%	1/31/28	652,817	649,451
	United States Treasury Note/Bond	1.125%	2/29/28	140,600	124,826
	United States Treasury Note/Bond	4.000%	2/29/28	824,560	839,505
	United States Treasury Note/Bond	3.625%	3/31/28	1,310,780	1,312,828
					42,381,220
Agency Bonds and Notes (1.9%)
[1]	AID-Israel	5.500%	4/26/24	12,058	12,165
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,536
	Federal Farm Credit Banks	2.625%	5/3/24	5,280	5,166
	Federal Farm Credit Banks	2.625%	5/16/24	22,415	21,918
	Federal Farm Credit Banks	2.625%	6/10/24	4,825	4,713
	Federal Farm Credit Banks	3.250%	6/17/24	17,670	17,382
	Federal Farm Credit Banks	3.100%	6/28/24	11,320	11,112
	Federal Farm Credit Banks	3.375%	8/26/24	30,000	29,527
	Federal Farm Credit Banks	4.250%	9/26/24	35,875	35,753
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	33,944
	Federal Farm Credit Banks	4.500%	11/18/24	35,190	35,214
	Federal Farm Credit Banks	4.250%	12/20/24	6,830	6,821
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,160
	Federal Farm Credit Banks	4.500%	1/10/25	7,317	7,343
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	6,971
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	12,059
	Federal Farm Credit Banks	4.000%	1/13/26	7,400	7,398
	Federal Farm Credit Banks	3.875%	2/2/26	4,650	4,634
	Federal Farm Credit Banks	4.750%	3/9/26	7,100	7,248
	Federal Home Loan Banks	2.875%	6/14/24	17,520	17,161
	Federal Home Loan Banks	3.125%	6/14/24	5,000	4,912
	Federal Home Loan Banks	4.875%	6/14/24	15,000	15,037
	Federal Home Loan Banks	2.750%	6/28/24	43,775	42,791
[2]	Federal Home Loan Banks	3.000%	7/8/24	21,200	20,780
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,589
	Federal Home Loan Banks	5.375%	8/15/24	100	101
	Federal Home Loan Banks	2.875%	9/13/24	20,200	19,746
	Federal Home Loan Banks	3.250%	9/13/24	20,000	19,654
[2]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,431
	Federal Home Loan Banks	4.875%	9/13/24	9,150	9,197
	Federal Home Loan Banks	4.500%	10/3/24	25,100	25,115
[2]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,401
	Federal Home Loan Banks	5.000%	2/28/25	13,525	13,713
	Federal Home Loan Banks	0.500%	4/14/25	35,000	32,518
[2]	Federal Home Loan Banks	4.000%	8/28/25	275	269
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,739
	Federal Home Loan Banks	1.250%	12/21/26	52,300	47,631
	Federal Home Loan Banks	4.250%	12/10/27	1,710	1,742
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	17,040	16,226
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	50,605
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,100	54,968
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,179
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	178,555	173,958
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	48
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	68,365	65,361
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,235
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	23,203
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,300	41,518
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,575	41,649
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	31,736
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	35,187
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,249
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,032
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,692
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,553
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,257
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,522
	Tennessee Valley Authority	3.875%	3/15/28	10,675	10,674
					1,252,959
Total U.S. Government and Agency Obligations (Cost $45,655,267)					43,634,179
Corporate Bonds (26.7%)
Communications (1.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,504	8,234
	Alphabet Inc.	0.450%	8/15/25	10,155	9,326
	Alphabet Inc.	1.998%	8/15/26	13,737	12,872
	Alphabet Inc.	0.800%	8/15/27	6,223	5,458
	AT&T Inc.	5.539%	2/20/26	10,000	10,026
	AT&T Inc.	1.700%	3/25/26	25,985	23,850
	AT&T Inc.	3.800%	2/15/27	8,162	7,898
	AT&T Inc.	4.250%	3/1/27	15,251	15,112
	AT&T Inc.	1.650%	2/1/28	16,500	14,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AT&T Inc.	4.100%	2/15/28	12,500	12,206
	Baidu Inc.	3.875%	9/29/23	4,670	4,640
	Baidu Inc.	4.375%	5/14/24	5,301	5,261
	Baidu Inc.	3.075%	4/7/25	8,542	8,209
	Baidu Inc.	4.125%	6/30/25	3,920	3,838
	Baidu Inc.	1.720%	4/9/26	3,187	2,887
	Baidu Inc.	1.625%	2/23/27	2,545	2,253
	Baidu Inc.	3.625%	7/6/27	5,335	5,080
	Booking Holdings Inc.	3.650%	3/15/25	8,084	7,916
	Booking Holdings Inc.	3.600%	6/1/26	12,762	12,445
	Charter Communications Operating LLC	4.908%	7/23/25	38,782	38,355
	Charter Communications Operating LLC	3.750%	2/15/28	13,825	12,818
	Comcast Corp.	3.700%	4/15/24	15,692	15,510
	Comcast Corp.	3.375%	2/15/25	8,606	8,441
	Comcast Corp.	3.375%	8/15/25	10,294	10,059
	Comcast Corp.	3.950%	10/15/25	25,980	25,685
	Comcast Corp.	3.150%	3/1/26	15,674	15,204
	Comcast Corp.	2.350%	1/15/27	13,529	12,611
	Comcast Corp.	3.300%	2/1/27	10,651	10,282
	Comcast Corp.	3.300%	4/1/27	5,559	5,344
	Comcast Corp.	3.150%	2/15/28	25,000	23,731
	Discovery Communications LLC	3.900%	11/15/24	5,149	5,014
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,803
	Discovery Communications LLC	3.950%	6/15/25	4,740	4,565
	Discovery Communications LLC	4.900%	3/11/26	8,490	8,435
	Electronic Arts Inc.	4.800%	3/1/26	2,748	2,769
	Expedia Group Inc.	5.000%	2/15/26	9,108	9,072
	Expedia Group Inc.	4.625%	8/1/27	6,270	6,166
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,417
	Fox Corp.	3.050%	4/7/25	5,425	5,227
	Grupo Televisa SAB	4.625%	1/30/26	1,537	1,506
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	76	75
	Meta Platforms Inc.	3.500%	8/15/27	19,800	19,114
	Omnicom Group Inc.	3.650%	11/1/24	6,215	6,091
	Omnicom Group Inc.	3.600%	4/15/26	9,710	9,433
	Paramount Global	4.750%	5/15/25	6,610	6,542
	Paramount Global	4.000%	1/15/26	9,945	9,633
	Paramount Global	2.900%	1/15/27	4,860	4,413
[4]	Rogers Communications Inc.	2.950%	3/15/25	7,895	7,598
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,174
	Rogers Communications Inc.	2.900%	11/15/26	3,692	3,456
[4]	Rogers Communications Inc.	3.200%	3/15/27	4,755	4,472
	Sprint LLC	7.875%	9/15/23	2,000	2,016
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,210	5,071
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,868	2,773
	TCI Communications Inc.	7.875%	2/15/26	3,960	4,302
	Telefonica Emisiones SA	4.103%	3/8/27	5,006	4,840
	TELUS Corp.	2.800%	2/16/27	5,480	5,140
	Thomson Reuters Corp.	3.350%	5/15/26	2,835	2,709
	T-Mobile USA Inc.	3.500%	4/15/25	29,361	28,548
	T-Mobile USA Inc.	1.500%	2/15/26	10,512	9,609
	T-Mobile USA Inc.	2.250%	2/15/26	742	692
	T-Mobile USA Inc.	2.625%	4/15/26	12,142	11,365
	T-Mobile USA Inc.	3.750%	4/15/27	33,796	32,498
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	3,025
	T-Mobile USA Inc.	4.750%	2/1/28	9,466	9,360
	T-Mobile USA Inc.	2.050%	2/15/28	20,000	17,765
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,933	7,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,201	5,984
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	12,152	11,240
	Verizon Communications Inc.	3.376%	2/15/25	10,240	10,041
	Verizon Communications Inc.	0.850%	11/20/25	13,351	12,159
	Verizon Communications Inc.	1.450%	3/20/26	16,450	15,139
	Verizon Communications Inc.	2.625%	8/15/26	20,124	19,026
	Verizon Communications Inc.	4.125%	3/16/27	28,236	28,006
	Verizon Communications Inc.	3.000%	3/22/27	7,747	7,362
	Verizon Communications Inc.	2.100%	3/22/28	15,000	13,365
	Vodafone Group plc	4.125%	5/30/25	14,980	14,812
	Walt Disney Co.	1.750%	8/30/24	8,666	8,340
	Walt Disney Co.	3.700%	9/15/24	3,209	3,167
	Walt Disney Co.	3.350%	3/24/25	15,960	15,679
	Walt Disney Co.	3.700%	10/15/25	7,163	7,045
	Walt Disney Co.	1.750%	1/13/26	5,318	4,983
	Walt Disney Co.	3.375%	11/15/26	6,352	6,155
[4]	Warnermedia Holdings Inc.	3.638%	3/15/25	16,805	16,259
[4]	Warnermedia Holdings Inc.	3.788%	3/15/25	5,565	5,397
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	36,132	34,039
	Weibo Corp.	3.500%	7/5/24	4,415	4,301
	WPP Finance 2010	3.750%	9/19/24	3,926	3,827
					868,730
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	19,312	18,886
	Alibaba Group Holding Ltd.	3.400%	12/6/27	19,400	18,286
	Amazon.com Inc.	2.730%	4/13/24	4,397	4,311
	Amazon.com Inc.	0.450%	5/12/24	25,761	24,692
	Amazon.com Inc.	2.800%	8/22/24	23,120	22,621
	Amazon.com Inc.	4.700%	11/29/24	10,050	10,120
	Amazon.com Inc.	3.800%	12/5/24	2,682	2,660
	Amazon.com Inc.	0.800%	6/3/25	10,351	9,630
	Amazon.com Inc.	4.600%	12/1/25	10,710	10,802
	Amazon.com Inc.	5.200%	12/3/25	4,004	4,083
	Amazon.com Inc.	1.000%	5/12/26	10,460	9,482
	Amazon.com Inc.	3.300%	4/13/27	40,633	39,315
	Amazon.com Inc.	3.150%	8/22/27	13,982	13,421
	Amazon.com Inc.	4.550%	12/1/27	14,600	14,819
[2]	American Honda Finance Corp.	2.400%	6/27/24	11,080	10,755
[2]	American Honda Finance Corp.	0.550%	7/12/24	10,187	9,658
[2]	American Honda Finance Corp.	0.750%	8/9/24	184	174
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,563	6,328
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,820	4,469
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,965	4,557
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,621	3,368
[2]	American Honda Finance Corp.	2.350%	1/8/27	1,254	1,164
	Aptiv plc	2.396%	2/18/25	4,135	3,937
	AutoNation Inc.	3.500%	11/15/24	3,461	3,349
	AutoNation Inc.	4.500%	10/1/25	3,254	3,175
	AutoNation Inc.	3.800%	11/15/27	5,000	4,624
	AutoZone Inc.	3.125%	4/18/24	7,660	7,478
	AutoZone Inc.	3.250%	4/15/25	880	851
	AutoZone Inc.	3.625%	4/15/25	5,401	5,265
	AutoZone Inc.	3.125%	4/21/26	4,437	4,245
	AutoZone Inc.	3.750%	6/1/27	5,541	5,363
	AutoZone Inc.	4.500%	2/1/28	4,075	4,045
	BorgWarner Inc.	3.375%	3/15/25	3,955	3,840
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,848
	Brunswick Corp.	0.850%	8/18/24	3,507	3,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,204
	DR Horton Inc.	2.500%	10/15/24	4,910	4,731
	DR Horton Inc.	2.600%	10/15/25	5,700	5,334
	DR Horton Inc.	1.400%	10/15/27	2,000	1,720
	eBay Inc.	3.450%	8/1/24	6,222	6,096
	eBay Inc.	1.900%	3/11/25	6,375	6,030
	eBay Inc.	5.900%	11/22/25	5,000	5,135
	eBay Inc.	1.400%	5/10/26	4,910	4,456
	eBay Inc.	3.600%	6/5/27	4,497	4,303
	eBay Inc.	5.950%	11/22/27	5,000	5,221
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,430
	General Motors Co.	4.000%	4/1/25	5,382	5,243
	General Motors Co.	6.125%	10/1/25	24,359	24,785
	General Motors Co.	6.800%	10/1/27	8,255	8,730
	General Motors Financial Co. Inc.	3.950%	4/13/24	8,060	7,924
	General Motors Financial Co. Inc.	1.200%	10/15/24	920	863
	General Motors Financial Co. Inc.	3.500%	11/7/24	8,514	8,293
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,785	10,515
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,900	18,067
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,981	5,812
	General Motors Financial Co. Inc.	4.350%	4/9/25	3,942	3,862
	General Motors Financial Co. Inc.	2.750%	6/20/25	9,640	9,135
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,611	4,506
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,018	8,120
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,115	14,117
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,980	7,998
	General Motors Financial Co. Inc.	4.000%	10/6/26	12,553	12,004
	General Motors Financial Co. Inc.	4.350%	1/17/27	12,961	12,569
	General Motors Financial Co. Inc.	2.350%	2/26/27	4,860	4,351
	General Motors Financial Co. Inc.	5.000%	4/9/27	16,123	15,945
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,120	4,583
	General Motors Financial Co. Inc.	6.000%	1/9/28	15,000	15,350
	Genuine Parts Co.	1.750%	2/1/25	1,100	1,040
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	190
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,865
	Hasbro Inc.	3.000%	11/19/24	3,798	3,666
	Hasbro Inc.	3.550%	11/19/26	10,603	9,962
	Home Depot Inc.	2.700%	4/15/25	3,080	2,985
	Home Depot Inc.	3.350%	9/15/25	10,642	10,421
	Home Depot Inc.	4.000%	9/15/25	1,750	1,740
	Home Depot Inc.	3.000%	4/1/26	12,076	11,714
	Home Depot Inc.	2.125%	9/15/26	6,608	6,200
	Home Depot Inc.	2.500%	4/15/27	10,474	9,831
	Home Depot Inc.	2.875%	4/15/27	11,445	10,910
	Home Depot Inc.	2.800%	9/14/27	5,956	5,644
	Honda Motor Co. Ltd.	2.271%	3/10/25	9,090	8,700
	Honda Motor Co. Ltd.	2.534%	3/10/27	21,295	19,972
	Hyatt Hotels Corp.	1.800%	10/1/24	2,850	2,694
	Hyatt Hotels Corp.	5.625%	4/23/25	4,441	4,417
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,442
	JD.com Inc.	3.875%	4/29/26	4,439	4,309
	Leggett & Platt Inc.	3.800%	11/15/24	1,087	1,062
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,405
	Leland Stanford Junior University	1.289%	6/1/27	3,371	3,005
	Lennar Corp.	4.500%	4/30/24	12,233	12,085
	Lennar Corp.	5.875%	11/15/24	4,643	4,666
	Lennar Corp.	4.750%	5/30/25	5,917	5,827
	Lennar Corp.	5.250%	6/1/26	1,457	1,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.750%	11/29/27	5,205	5,147
	Lowe's Cos. Inc.	3.125%	9/15/24	5,735	5,602
	Lowe's Cos. Inc.	4.000%	4/15/25	5,101	5,032
	Lowe's Cos. Inc.	4.400%	9/8/25	4,250	4,223
	Lowe's Cos. Inc.	3.375%	9/15/25	9,303	9,016
	Lowe's Cos. Inc.	2.500%	4/15/26	8,073	7,609
	Lowe's Cos. Inc.	3.350%	4/1/27	9,761	9,371
	Lowe's Cos. Inc.	3.100%	5/3/27	13,262	12,595
	Magna International Inc.	3.625%	6/15/24	8,632	8,472
	Magna International Inc.	4.150%	10/1/25	2,017	1,976
	Marriott International Inc.	3.600%	4/15/24	7,530	7,401
	Marriott International Inc.	3.750%	3/15/25	2,813	2,744
[2]	Marriott International Inc.	5.750%	5/1/25	2,358	2,385
	Marriott International Inc.	3.750%	10/1/25	5,037	4,885
[2]	Marriott International Inc.	3.125%	6/15/26	3,869	3,652
	Marriott International Inc.	5.000%	10/15/27	5,165	5,177
[2]	McDonald's Corp.	3.375%	5/26/25	5,340	5,214
[2]	McDonald's Corp.	3.300%	7/1/25	12,313	12,063
[2]	McDonald's Corp.	1.450%	9/1/25	6,836	6,375
[2]	McDonald's Corp.	3.700%	1/30/26	7,766	7,635
[2]	McDonald's Corp.	3.500%	3/1/27	13,626	13,232
[4]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	3,000	2,882
	NIKE Inc.	2.400%	3/27/25	5,194	5,042
	NIKE Inc.	2.750%	3/27/27	5,452	5,184
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,430	3,339
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,250	2,174
	Owens Corning	4.200%	12/1/24	3,643	3,595
	Owens Corning	3.400%	8/15/26	3,141	2,991
	PulteGroup Inc.	5.500%	3/1/26	4,979	4,999
	PulteGroup Inc.	5.000%	1/15/27	2,265	2,252
	PVH Corp.	4.625%	7/10/25	4,335	4,242
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,436
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,287
	Ross Stores Inc.	0.875%	4/15/26	9,080	8,098
	Snap-on Inc.	3.250%	3/1/27	1,956	1,880
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,485
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	3,366
	Starbucks Corp.	3.800%	8/15/25	4,864	4,794
	Starbucks Corp.	4.750%	2/15/26	4,975	5,008
	Starbucks Corp.	2.450%	6/15/26	287	269
	Starbucks Corp.	2.000%	3/12/27	2,799	2,547
	TJX Cos. Inc.	2.250%	9/15/26	7,246	6,806
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,808
	Toll Brothers Finance Corp.	4.350%	2/15/28	5,315	5,013
	Toyota Motor Corp.	2.358%	7/2/24	3,547	3,447
	Toyota Motor Corp.	1.339%	3/25/26	10,174	9,296
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,976	4,871
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	5,846	5,563
	Toyota Motor Credit Corp.	0.625%	9/13/24	9,390	8,873
[2]	Toyota Motor Credit Corp.	4.400%	9/20/24	7,860	7,845
	Toyota Motor Credit Corp.	4.800%	1/10/25	5,025	5,059
[2]	Toyota Motor Credit Corp.	1.450%	1/13/25	7,850	7,433
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	26,075	24,827
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	16,356	15,845
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,475	5,407
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,910	5,388
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,705	5,854
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,284	5,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,485	8,555
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,180	1,076
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,515	7,134
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,170	4,509
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	7,515	7,551
	Toyota Motor Credit Corp.	5.450%	11/10/27	9,970	10,352
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,000	5,060
	VF Corp.	2.400%	4/23/25	6,271	5,914
	VF Corp.	2.800%	4/23/27	3,780	3,503
	Whirlpool Corp.	3.700%	5/1/25	1,640	1,603
[2]	Yale University	0.873%	4/15/25	4,366	4,076
					1,116,591
Consumer Staples (1.5%)
	Altria Group Inc.	2.350%	5/6/25	5,217	4,955
	Altria Group Inc.	4.400%	2/14/26	10,693	10,607
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	32,999	32,384
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,086
	BAT Capital Corp.	3.222%	8/15/24	8,606	8,355
	BAT Capital Corp.	2.789%	9/6/24	15,320	14,771
	BAT Capital Corp.	3.215%	9/6/26	3,662	3,449
	BAT Capital Corp.	4.700%	4/2/27	1,455	1,428
	BAT Capital Corp.	3.557%	8/15/27	25,480	23,695
	BAT Capital Corp.	2.259%	3/25/28	4,800	4,122
	BAT International Finance plc	1.668%	3/25/26	14,432	13,144
	BAT International Finance plc	4.448%	3/16/28	7,500	7,131
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,510
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,108	3,800
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,234	4,965
	Campbell Soup Co.	3.950%	3/15/25	16,710	16,411
	Campbell Soup Co.	3.300%	3/19/25	3,825	3,708
	Campbell Soup Co.	4.150%	3/15/28	7,500	7,347
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,960
	Clorox Co.	3.100%	10/1/27	1,990	1,885
	Coca-Cola Co.	1.750%	9/6/24	8,778	8,518
	Coca-Cola Co.	3.375%	3/25/27	14,475	14,228
	Coca-Cola Co.	1.450%	6/1/27	7,406	6,725
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,058
	Colgate-Palmolive Co.	4.800%	3/2/26	5,200	5,319
	Colgate-Palmolive Co.	3.100%	8/15/27	7,500	7,233
	Colgate-Palmolive Co.	4.600%	3/1/28	5,000	5,128
	Conagra Brands Inc.	4.300%	5/1/24	9,921	9,827
	Conagra Brands Inc.	4.600%	11/1/25	8,698	8,617
	Constellation Brands Inc.	3.600%	5/9/24	875	862
	Constellation Brands Inc.	4.750%	11/15/24	10,939	10,938
	Constellation Brands Inc.	4.400%	11/15/25	5,445	5,374
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,192
	Constellation Brands Inc.	5.000%	2/2/26	3,000	3,002
	Constellation Brands Inc.	3.700%	12/6/26	6,423	6,221
	Constellation Brands Inc.	4.350%	5/9/27	4,428	4,371
	Constellation Brands Inc.	3.600%	2/15/28	5,000	4,758
	Costco Wholesale Corp.	2.750%	5/18/24	13,151	12,872
	Costco Wholesale Corp.	3.000%	5/18/27	21,685	20,891
	Costco Wholesale Corp.	1.375%	6/20/27	15,160	13,605
	Diageo Capital plc	2.125%	10/24/24	7,843	7,532
	Diageo Capital plc	1.375%	9/29/25	4,669	4,314
	Diageo Capital plc	5.300%	10/24/27	10,400	10,814
	Dollar General Corp.	4.250%	9/20/24	2,278	2,253
	Dollar General Corp.	4.150%	11/1/25	5,804	5,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	3.875%	4/15/27	4,904	4,786
	Dollar General Corp.	4.625%	11/1/27	2,440	2,436
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,752
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,587	1,529
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,616	3,505
	General Mills Inc.	4.000%	4/17/25	3,421	3,376
	General Mills Inc.	3.200%	2/10/27	7,500	7,212
	Haleon UK Capital plc	3.125%	3/24/25	10,358	10,009
	Haleon US Capital LLC	3.375%	3/24/27	22,539	21,374
	Hershey Co.	2.625%	5/1/23	450	449
	Hershey Co.	2.050%	11/15/24	3,457	3,334
	Hershey Co.	0.900%	6/1/25	3,445	3,193
	Hershey Co.	3.200%	8/21/25	592	575
	Hershey Co.	2.300%	8/15/26	3,825	3,634
	Hormel Foods Corp.	0.650%	6/3/24	5,610	5,335
	Ingredion Inc.	3.200%	10/1/26	4,227	4,033
	J M Smucker Co.	3.500%	3/15/25	10,630	10,375
	J M Smucker Co.	3.375%	12/15/27	3,475	3,305
[4]	JBS USA LUX SA	2.500%	1/15/27	4,640	4,088
	Kellogg Co.	2.650%	12/1/23	1,884	1,854
	Kellogg Co.	3.250%	4/1/26	3,681	3,526
[4]	Kenvue Inc.	5.500%	3/22/25	3,025	3,076
[4]	Kenvue Inc.	5.350%	3/22/26	3,505	3,596
[4]	Kenvue Inc.	5.050%	3/22/28	9,000	9,302
	Keurig Dr Pepper Inc.	4.417%	5/25/25	6,733	6,658
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,444	2,351
	Keurig Dr Pepper Inc.	2.550%	9/15/26	914	848
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,717	4,510
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	1,980
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,841
	Kraft Heinz Foods Co.	3.000%	6/1/26	9,200	8,790
	Kraft Heinz Foods Co.	3.875%	5/15/27	24,309	23,728
	Kroger Co.	3.500%	2/1/26	1,802	1,759
	Kroger Co.	2.650%	10/15/26	5,207	4,904
	Kroger Co.	3.700%	8/1/27	2,249	2,164
	McCormick & Co. Inc.	3.150%	8/15/24	9,802	9,543
	McCormick & Co. Inc.	0.900%	2/15/26	4,492	4,030
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,717
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,997	11,824
	Molson Coors Beverage Co.	3.000%	7/15/26	20,529	19,384
	Mondelez International Inc.	1.500%	5/4/25	7,884	7,376
	Mondelez International Inc.	2.625%	3/17/27	9,260	8,650
	PepsiCo Inc.	2.250%	3/19/25	21,176	20,436
	PepsiCo Inc.	2.750%	4/30/25	8,984	8,704
	PepsiCo Inc.	3.500%	7/17/25	7,743	7,633
	PepsiCo Inc.	2.850%	2/24/26	5,106	4,941
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,716
	PepsiCo Inc.	2.625%	3/19/27	11,101	10,495
	PepsiCo Inc.	3.000%	10/15/27	6,775	6,486
	PepsiCo Inc.	3.600%	2/18/28	300	294
	PepsiCo Inc.	4.450%	5/15/28	5,775	5,889
	Philip Morris International Inc.	2.875%	5/1/24	2,189	2,142
	Philip Morris International Inc.	3.250%	11/10/24	4,939	4,826
	Philip Morris International Inc.	5.125%	11/15/24	7,269	7,324
	Philip Morris International Inc.	1.500%	5/1/25	8,377	7,841
	Philip Morris International Inc.	3.375%	8/11/25	6,275	6,082
	Philip Morris International Inc.	5.000%	11/17/25	6,539	6,595
	Philip Morris International Inc.	2.750%	2/25/26	8,140	7,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	0.875%	5/1/26	2,726	2,445
	Philip Morris International Inc.	5.125%	11/17/27	15,525	15,892
	Philip Morris International Inc.	4.875%	2/15/28	10,475	10,566
	Procter & Gamble Co.	3.100%	8/15/23	9,777	9,717
	Procter & Gamble Co.	0.550%	10/29/25	4,764	4,368
	Procter & Gamble Co.	2.700%	2/2/26	2,516	2,436
	Procter & Gamble Co.	2.450%	11/3/26	3,475	3,293
	Procter & Gamble Co.	2.800%	3/25/27	16,309	15,558
	Procter & Gamble Co.	2.850%	8/11/27	4,575	4,370
	Procter & Gamble Co.	3.950%	1/26/28	4,755	4,776
	Reynolds American Inc.	4.450%	6/12/25	32,341	31,764
	Sysco Corp.	3.750%	10/1/25	8,436	8,244
	Sysco Corp.	3.300%	7/15/26	5,736	5,514
	Target Corp.	3.500%	7/1/24	3,169	3,128
	Target Corp.	2.250%	4/15/25	14,173	13,618
	Target Corp.	2.500%	4/15/26	10,492	10,071
	Target Corp.	1.950%	1/15/27	6,835	6,321
	Tyson Foods Inc.	3.950%	8/15/24	11,979	11,809
	Tyson Foods Inc.	4.000%	3/1/26	10,865	10,673
	Unilever Capital Corp.	2.600%	5/5/24	3,600	3,519
	Unilever Capital Corp.	0.626%	8/12/24	2,775	2,621
	Unilever Capital Corp.	3.375%	3/22/25	3,008	2,939
	Unilever Capital Corp.	3.100%	7/30/25	4,940	4,772
	Unilever Capital Corp.	2.000%	7/28/26	6,372	5,959
	Unilever Capital Corp.	3.500%	3/22/28	5,000	4,832
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	5,285	5,188
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	14,087	13,427
	Walmart Inc.	3.300%	4/22/24	14,845	14,706
	Walmart Inc.	2.850%	7/8/24	6,353	6,218
	Walmart Inc.	2.650%	12/15/24	14,396	13,994
	Walmart Inc.	3.550%	6/26/25	6,893	6,825
	Walmart Inc.	3.900%	9/9/25	6,940	6,923
	Walmart Inc.	3.050%	7/8/26	6,210	6,019
	Walmart Inc.	1.050%	9/17/26	4,360	3,931
	Walmart Inc.	3.950%	9/9/27	7,025	7,023
					1,001,366
Energy (1.4%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,235	1,120
	Baker Hughes Holdings LLC	3.337%	12/15/27	5,254	4,924
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,422
	Boardwalk Pipelines LP	5.950%	6/1/26	9,080	9,222
	BP Capital Markets America Inc.	3.796%	9/21/25	9,582	9,513
	BP Capital Markets America Inc.	3.410%	2/11/26	6,635	6,464
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	15,524	14,936
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	8,839	8,395
	BP Capital Markets America Inc.	3.543%	4/6/27	5,874	5,691
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	6,013	5,828
	BP Capital Markets plc	3.279%	9/19/27	2,157	2,074
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,160	1,142
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,973	4,868
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,741	6,316
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,130	10,655
	Cenovus Energy Inc.	4.250%	4/15/27	4,737	4,604
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	12,061	12,149
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	13,642	13,662
	Chevron Corp.	1.554%	5/11/25	25,139	23,711
	Chevron Corp.	3.326%	11/17/25	6,727	6,604
	Chevron Corp.	2.954%	5/16/26	7,197	6,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron Corp.	1.995%	5/11/27	5,295	4,862
	Chevron USA Inc.	3.900%	11/15/24	5,430	5,409
	Chevron USA Inc.	0.687%	8/12/25	4,833	4,434
	Chevron USA Inc.	1.018%	8/12/27	2,040	1,797
	Chevron USA Inc.	3.850%	1/15/28	2,966	2,930
	CNOOC Finance 2014 ULC	4.250%	4/30/24	9,326	9,270
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,100	9,847
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,399	3,362
	ConocoPhillips Co.	3.350%	11/15/24	1,540	1,508
	ConocoPhillips Co.	2.400%	3/7/25	8,075	7,751
	ConocoPhillips Co.	3.350%	5/15/25	638	617
	Continental Resources Inc.	3.800%	6/1/24	6,560	6,426
	Continental Resources Inc.	4.375%	1/15/28	6,657	6,281
	Coterra Energy Inc.	3.900%	5/15/27	9,362	8,951
	DCP Midstream Operating LP	5.375%	7/15/25	2,583	2,575
	DCP Midstream Operating LP	5.625%	7/15/27	3,710	3,761
	Devon Energy Corp.	5.250%	9/15/24	6,698	6,711
	Devon Energy Corp.	5.850%	12/15/25	2,732	2,776
	Diamondback Energy Inc.	3.250%	12/1/26	4,970	4,721
	Enbridge Energy Partners LP	5.875%	10/15/25	4,722	4,823
	Enbridge Inc.	3.500%	6/10/24	7,045	6,896
	Enbridge Inc.	2.500%	1/15/25	4,164	3,996
	Enbridge Inc.	2.500%	2/14/25	2,810	2,691
	Enbridge Inc.	1.600%	10/4/26	955	856
	Enbridge Inc.	4.250%	12/1/26	5,775	5,673
	Enbridge Inc.	3.700%	7/15/27	4,675	4,451
	Energy Transfer LP	4.250%	4/1/24	6,115	6,037
	Energy Transfer LP	4.500%	4/15/24	8,372	8,275
	Energy Transfer LP	3.900%	5/15/24	5,361	5,251
	Energy Transfer LP	4.050%	3/15/25	5,874	5,762
	Energy Transfer LP	2.900%	5/15/25	11,345	10,814
	Energy Transfer LP	5.950%	12/1/25	3,653	3,708
	Energy Transfer LP	4.750%	1/15/26	8,155	8,061
	Energy Transfer LP	3.900%	7/15/26	5,436	5,219
	Energy Transfer LP	4.400%	3/15/27	7,068	6,873
	Energy Transfer LP	4.200%	4/15/27	6,320	6,077
[2]	Energy Transfer LP	5.500%	6/1/27	6,047	6,122
	Energy Transfer LP	4.000%	10/1/27	1,500	1,430
	Energy Transfer LP	5.550%	2/15/28	8,075	8,199
	Enterprise Products Operating LLC	3.750%	2/15/25	15,130	14,887
	Enterprise Products Operating LLC	5.050%	1/10/26	1,275	1,293
	Enterprise Products Operating LLC	3.700%	2/15/26	898	877
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	6,220	5,291
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	4,832	3,870
	EOG Resources Inc.	3.150%	4/1/25	4,974	4,821
	EOG Resources Inc.	4.150%	1/15/26	5,697	5,653
	EQT Corp.	6.125%	2/1/25	8,715	8,768
	EQT Corp.	5.678%	10/1/25	1,420	1,417
[4]	EQT Corp.	3.125%	5/15/26	4,200	3,886
	EQT Corp.	3.900%	10/1/27	4,574	4,297
	EQT Corp.	5.700%	4/1/28	3,300	3,308
	Exxon Mobil Corp.	2.019%	8/16/24	12,309	11,906
	Exxon Mobil Corp.	2.709%	3/6/25	12,540	12,173
	Exxon Mobil Corp.	2.992%	3/19/25	34,570	33,642
	Exxon Mobil Corp.	3.043%	3/1/26	19,697	19,122
	Exxon Mobil Corp.	3.294%	3/19/27	3,435	3,357
	Halliburton Co.	3.800%	11/15/25	3,629	3,557
	Hess Corp.	3.500%	7/15/24	4,610	4,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	4.300%	4/1/27	5,241	5,112
	HF Sinclair Corp.	5.875%	4/1/26	8,132	8,223
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,038	10,932
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,138	7,057
	Kinder Morgan Inc.	4.300%	6/1/25	5,543	5,461
	Kinder Morgan Inc.	1.750%	11/15/26	2,567	2,313
	Magellan Midstream Partners LP	5.000%	3/1/26	3,740	3,772
	Marathon Oil Corp.	4.400%	7/15/27	3,521	3,413
	Marathon Petroleum Corp.	3.625%	9/15/24	6,887	6,773
	Marathon Petroleum Corp.	4.700%	5/1/25	22,024	21,983
	Marathon Petroleum Corp.	5.125%	12/15/26	4,800	4,843
	MPLX LP	4.875%	12/1/24	9,525	9,468
	MPLX LP	4.000%	2/15/25	4,367	4,277
	MPLX LP	4.875%	6/1/25	5,410	5,372
	MPLX LP	1.750%	3/1/26	4,934	4,505
	MPLX LP	4.125%	3/1/27	9,281	9,000
	MPLX LP	4.250%	12/1/27	979	950
	MPLX LP	4.000%	3/15/28	3,787	3,624
	Northwest Pipeline LLC	4.000%	4/1/27	246	238
	ONEOK Inc.	2.750%	9/1/24	3,771	3,649
	ONEOK Inc.	5.850%	1/15/26	4,010	4,078
	ONEOK Inc.	4.000%	7/13/27	3,535	3,379
	ONEOK Partners LP	4.900%	3/15/25	8,670	8,617
	Ovintiv Exploration Inc.	5.375%	1/1/26	5,447	5,465
	Phillips 66	3.850%	4/9/25	14,100	13,786
	Phillips 66	1.300%	2/15/26	335	304
	Phillips 66	4.950%	12/1/27	3,000	3,013
[4]	Phillips 66 Co.	2.450%	12/15/24	3,280	3,117
[4]	Phillips 66 Co.	3.605%	2/15/25	2,675	2,600
[4]	Phillips 66 Co.	3.550%	10/1/26	4,121	3,935
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,353	6,681
	Plains All American Pipeline LP	3.600%	11/1/24	5,865	5,721
	Plains All American Pipeline LP	4.650%	10/15/25	8,516	8,437
	Plains All American Pipeline LP	4.500%	12/15/26	6,164	6,026
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,835	24,893
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,873	16,979
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,408	13,681
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,702	11,659
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	4,492	4,317
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,291	3,969
	Shell International Finance BV	2.000%	11/7/24	11,331	10,893
	Shell International Finance BV	3.250%	5/11/25	23,169	22,648
	Shell International Finance BV	2.875%	5/10/26	4,905	4,699
	Shell International Finance BV	2.500%	9/12/26	11,512	10,850
	Spectra Energy Partners LP	3.500%	3/15/25	5,172	5,015
	Spectra Energy Partners LP	3.375%	10/15/26	8,271	7,859
	Targa Resources Corp.	5.200%	7/1/27	5,000	4,956
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,975
	Targa Resources Partners LP	5.000%	1/15/28	668	651
	TC PipeLines LP	4.375%	3/13/25	2,510	2,468
	TC PipeLines LP	3.900%	5/25/27	5,305	5,120
	TotalEnergies Capital International SA	3.750%	4/10/24	5,208	5,173
	TotalEnergies Capital International SA	2.434%	1/10/25	4,962	4,802
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,620	9,965
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,479	2,473
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,458	7,988
	Western Midstream Operating LP	3.350%	2/1/25	4,000	3,824
	Western Midstream Operating LP	4.750%	8/15/28	213	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.550%	6/24/24	9,476	9,407
	Williams Cos. Inc.	3.900%	1/15/25	5,361	5,265
	Williams Cos. Inc.	4.000%	9/15/25	15,299	14,965
	Williams Cos. Inc.	5.400%	3/2/26	1,200	1,224
	Williams Cos. Inc.	3.750%	6/15/27	7,060	6,778
					937,891
Financials (11.5%)
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,850	5,590
	AerCap Ireland Capital DAC	1.650%	10/29/24	27,575	25,751
	AerCap Ireland Capital DAC	3.500%	1/15/25	5,593	5,361
	AerCap Ireland Capital DAC	6.500%	7/15/25	17,210	17,299
	AerCap Ireland Capital DAC	4.450%	10/1/25	10,623	10,278
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,598	12,145
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,389	2,291
	AerCap Ireland Capital DAC	2.450%	10/29/26	56,040	50,295
	AerCap Ireland Capital DAC	3.650%	7/21/27	300	276
	AerCap Ireland Capital DAC	3.875%	1/23/28	3,982	3,669
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,281	4,098
	Aflac Inc.	1.125%	3/15/26	5,728	5,203
	Aflac Inc.	2.875%	10/15/26	2,395	2,260
	Air Lease Corp.	0.800%	8/18/24	7,050	6,578
	Air Lease Corp.	4.250%	9/15/24	3,427	3,364
[2]	Air Lease Corp.	2.300%	2/1/25	4,937	4,676
	Air Lease Corp.	3.250%	3/1/25	11,479	10,994
	Air Lease Corp.	3.375%	7/1/25	5,058	4,809
[2]	Air Lease Corp.	2.875%	1/15/26	8,089	7,541
[2]	Air Lease Corp.	3.750%	6/1/26	6,057	5,723
	Air Lease Corp.	1.875%	8/15/26	4,448	3,949
	Air Lease Corp.	3.625%	4/1/27	4,190	3,890
	Air Lease Corp.	5.850%	12/15/27	4,210	4,233
	Aircastle Ltd.	4.125%	5/1/24	150	147
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,811
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,710
	Allstate Corp.	0.750%	12/15/25	3,777	3,386
	Allstate Corp.	3.280%	12/15/26	4,980	4,752
	Ally Financial Inc.	3.875%	5/21/24	13,780	13,165
	Ally Financial Inc.	5.125%	9/30/24	13,667	13,174
	Ally Financial Inc.	4.625%	3/30/25	9,253	8,768
	Ally Financial Inc.	5.800%	5/1/25	9,006	8,703
	Ally Financial Inc.	4.750%	6/9/27	5,085	4,710
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,846
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	4,044
	American Express Co.	3.375%	5/3/24	21,530	21,112
	American Express Co.	2.500%	7/30/24	18,189	17,588
	American Express Co.	3.000%	10/30/24	14,880	14,512
	American Express Co.	3.625%	12/5/24	6,308	6,155
	American Express Co.	2.250%	3/4/25	6,481	6,186
	American Express Co.	3.950%	8/1/25	12,525	12,288
	American Express Co.	4.200%	11/6/25	6,693	6,630
	American Express Co.	3.125%	5/20/26	4,452	4,245
	American Express Co.	1.650%	11/4/26	9,317	8,359
	American Express Co.	2.550%	3/4/27	9,845	9,112
	American Express Co.	5.850%	11/5/27	19,950	20,951
	American International Group Inc.	2.500%	6/30/25	8,671	8,209
	American International Group Inc.	3.900%	4/1/26	5,069	4,934
	Ameriprise Financial Inc.	3.700%	10/15/24	4,874	4,771
	Ameriprise Financial Inc.	3.000%	4/2/25	8,757	8,436
	Aon Corp.	2.850%	5/28/27	5,032	4,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Global Ltd.	3.500%	6/14/24	6,690	6,567
	Aon Global Ltd.	3.875%	12/15/25	5,514	5,377
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,586
	Ares Capital Corp.	4.200%	6/10/24	4,806	4,653
	Ares Capital Corp.	4.250%	3/1/25	3,912	3,700
	Ares Capital Corp.	3.250%	7/15/25	9,711	8,903
	Ares Capital Corp.	3.875%	1/15/26	13,210	12,181
	Ares Capital Corp.	2.150%	7/15/26	6,884	5,902
	Ares Capital Corp.	2.875%	6/15/27	640	551
	Assurant Inc.	4.200%	9/27/23	452	448
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,799	1,789
	Athene Holding Ltd.	4.125%	1/12/28	658	597
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,576
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,095	2,113
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,592
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,047
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,128	5,542
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,200	3,161
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,800	6,920
	Banco Santander SA	2.706%	6/27/24	11,546	11,153
	Banco Santander SA	2.746%	5/28/25	17,680	16,636
	Banco Santander SA	5.147%	8/18/25	24,695	24,285
	Banco Santander SA	5.179%	11/19/25	9,865	9,669
	Banco Santander SA	1.849%	3/25/26	10,820	9,691
	Banco Santander SA	4.250%	4/11/27	14,881	14,046
	Banco Santander SA	5.294%	8/18/27	8,922	8,789
	Banco Santander SA	1.722%	9/14/27	8,999	7,838
	Banco Santander SA	3.800%	2/23/28	3,150	2,908
	Banco Santander SA	4.175%	3/24/28	10,039	9,416
[2]	Bank of America Corp.	4.000%	4/1/24	8,125	8,030
[2]	Bank of America Corp.	1.486%	5/19/24	7,799	7,761
[2]	Bank of America Corp.	4.200%	8/26/24	12,653	12,450
[2]	Bank of America Corp.	4.000%	1/22/25	19,245	18,844
[2]	Bank of America Corp.	3.950%	4/21/25	31,359	30,389
	Bank of America Corp.	0.976%	4/22/25	19,906	18,965
	Bank of America Corp.	3.841%	4/25/25	6,207	6,092
[2]	Bank of America Corp.	3.875%	8/1/25	6,037	5,902
[2]	Bank of America Corp.	0.981%	9/25/25	16,394	15,311
[2]	Bank of America Corp.	3.093%	10/1/25	26,748	25,757
[2]	Bank of America Corp.	2.456%	10/22/25	26,847	25,575
[2]	Bank of America Corp.	1.530%	12/6/25	13,547	12,693
[2]	Bank of America Corp.	3.366%	1/23/26	18,731	18,017
[2]	Bank of America Corp.	2.015%	2/13/26	34,169	32,032
[2]	Bank of America Corp.	4.450%	3/3/26	5,801	5,680
[2]	Bank of America Corp.	3.384%	4/2/26	14,160	13,589
[2]	Bank of America Corp.	3.500%	4/19/26	4,901	4,712
[2]	Bank of America Corp.	1.319%	6/19/26	52,983	48,426
	Bank of America Corp.	6.220%	9/15/26	2,739	2,819
[2]	Bank of America Corp.	4.250%	10/22/26	19,424	18,839
[2]	Bank of America Corp.	1.197%	10/24/26	16,572	14,890
	Bank of America Corp.	5.080%	1/20/27	12,034	12,008
[2]	Bank of America Corp.	1.658%	3/11/27	31,069	28,107
[2]	Bank of America Corp.	3.559%	4/23/27	33,067	31,516
	Bank of America Corp.	1.734%	7/22/27	75,646	67,714
[2]	Bank of America Corp.	4.183%	11/25/27	22,049	21,326
[2]	Bank of America Corp.	3.824%	1/20/28	17,993	17,162
[2]	Bank of America Corp.	2.551%	2/4/28	11,194	10,189
	Bank of America Corp.	4.376%	4/27/28	25,445	24,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	4.948%	7/22/28	40,314	40,103
	Bank of America Corp.	6.204%	11/10/28	19,700	20,594
[2]	Bank of America Corp.	3.419%	12/20/28	19,945	18,546
[2]	Bank of America Corp.	3.970%	3/5/29	15,269	14,462
	Bank of Montreal	0.450%	12/8/23	10,841	10,510
[2]	Bank of Montreal	2.500%	6/28/24	8,916	8,622
[2]	Bank of Montreal	4.250%	9/14/24	1,470	1,452
[2]	Bank of Montreal	1.500%	1/10/25	4,765	4,481
[2]	Bank of Montreal	1.850%	5/1/25	12,028	11,270
[2]	Bank of Montreal	3.700%	6/7/25	8,013	7,790
[2]	Bank of Montreal	1.250%	9/15/26	10,813	9,560
[2]	Bank of Montreal	0.949%	1/22/27	14,650	13,087
[2]	Bank of Montreal	2.650%	3/8/27	15,325	14,164
[2]	Bank of Montreal	4.700%	9/14/27	4,000	3,973
	Bank of Montreal	5.203%	2/1/28	15,600	15,732
[2]	Bank of Montreal	4.800%	Perpetual	117	101
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,812	7,543
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,229	5,927
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,885	4,807
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,099	9,831
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	6,325	6,054
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,760	3,631
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	6,738	6,286
[2]	Bank of New York Mellon Corp.	5.224%	11/21/25	8,157	8,176
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,830	4,533
	Bank of New York Mellon Corp.	4.414%	7/24/26	16,485	16,302
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,155	1,065
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,034	3,642
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,878	8,411
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,676	7,341
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	7,875	8,179
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,325	9,241
	Bank of Nova Scotia	0.700%	4/15/24	12,658	12,097
	Bank of Nova Scotia	0.650%	7/31/24	1,001	944
	Bank of Nova Scotia	5.250%	12/6/24	7,650	7,668
	Bank of Nova Scotia	1.450%	1/10/25	3,645	3,419
	Bank of Nova Scotia	2.200%	2/3/25	17,979	17,092
[2]	Bank of Nova Scotia	3.450%	4/11/25	13,292	12,893
	Bank of Nova Scotia	1.300%	6/11/25	2,065	1,905
	Bank of Nova Scotia	4.500%	12/16/25	8,362	8,195
	Bank of Nova Scotia	1.050%	3/2/26	5,449	4,881
	Bank of Nova Scotia	1.350%	6/24/26	4,625	4,125
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,551
	Bank of Nova Scotia	1.300%	9/15/26	8,726	7,711
	Bank of Nova Scotia	2.951%	3/11/27	10,000	9,334
	BankUnited Inc.	4.875%	11/17/25	3,507	3,139
[2]	Barclays Bank plc	3.750%	5/15/24	2,610	2,554
	Barclays plc	4.375%	9/11/24	5,223	5,036
	Barclays plc	3.650%	3/16/25	8,260	7,881
[2]	Barclays plc	3.932%	5/7/25	9,554	9,297
	Barclays plc	4.375%	1/12/26	18,431	17,847
[2]	Barclays plc	2.852%	5/7/26	8,056	7,528
	Barclays plc	5.200%	5/12/26	18,655	17,857
	Barclays plc	5.304%	8/9/26	7,545	7,396
	Barclays plc	7.325%	11/2/26	5,050	5,193
	Barclays plc	2.279%	11/24/27	10,431	9,170
	Barclays plc	4.337%	1/10/28	1,000	952
	Barclays plc	5.501%	8/9/28	12,461	12,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	7.385%	11/2/28	34,325	36,345
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,275	1,211
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,202	16,741
	BGC Partners Inc.	3.750%	10/1/24	2,542	2,436
	BlackRock Inc.	3.200%	3/15/27	885	852
	Blackstone Private Credit Fund	2.350%	11/22/24	4,740	4,400
[4]	Blackstone Private Credit Fund	7.050%	9/29/25	3,132	3,118
	Blackstone Private Credit Fund	2.625%	12/15/26	8,430	7,088
	Blackstone Private Credit Fund	3.250%	3/15/27	12,599	10,694
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,517	4,100
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,675	6,636
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	513
[2]	BNP Paribas SA	4.250%	10/15/24	7,735	7,508
	BPCE SA	4.000%	4/15/24	6,266	6,151
[2]	BPCE SA	3.375%	12/2/26	3,765	3,519
	Brookfield Corp.	4.000%	1/15/25	4,836	4,747
	Brookfield Finance Inc.	4.000%	4/1/24	5,069	4,982
	Brookfield Finance Inc.	4.250%	6/2/26	2,748	2,655
	Brookfield Finance Inc.	3.900%	1/25/28	4,436	4,109
	Brown & Brown Inc.	4.200%	9/15/24	4,834	4,758
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,936	9,624
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,085	5,946
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	5,352	5,026
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,673	6,345
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,558	6,346
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,945	10,673
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	3,884
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,485	5,801
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,081	1,975
	Capital One Financial Corp.	3.750%	4/24/24	7,596	7,412
	Capital One Financial Corp.	3.300%	10/30/24	16,439	15,711
	Capital One Financial Corp.	3.200%	2/5/25	8,261	7,780
	Capital One Financial Corp.	4.250%	4/30/25	21,557	20,546
	Capital One Financial Corp.	4.166%	5/9/25	8,748	8,473
	Capital One Financial Corp.	4.200%	10/29/25	13,180	12,323
	Capital One Financial Corp.	2.636%	3/3/26	8,465	7,845
	Capital One Financial Corp.	3.750%	7/28/26	7,092	6,450
	Capital One Financial Corp.	3.750%	3/9/27	10,085	9,165
	Capital One Financial Corp.	4.927%	5/10/28	6,780	6,518
	Capital One Financial Corp.	5.468%	2/1/29	21,000	20,471
[2]	Capital One NA	2.280%	1/28/26	647	599
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,255
	Charles Schwab Corp.	0.750%	3/18/24	19,935	18,980
	Charles Schwab Corp.	3.750%	4/1/24	3,965	3,895
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,868
	Charles Schwab Corp.	4.200%	3/24/25	5,525	5,385
	Charles Schwab Corp.	3.625%	4/1/25	2,079	2,001
	Charles Schwab Corp.	3.850%	5/21/25	7,318	7,037
	Charles Schwab Corp.	0.900%	3/11/26	2,116	1,857
	Charles Schwab Corp.	1.150%	5/13/26	24,870	21,829
	Charles Schwab Corp.	3.200%	3/2/27	5,258	4,867
	Charles Schwab Corp.	2.450%	3/3/27	11,122	9,984
	Charles Schwab Corp.	3.200%	1/25/28	670	613
	Charles Schwab Corp.	2.000%	3/20/28	6,846	5,881
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,558	7,434
	Chubb INA Holdings Inc.	3.150%	3/15/25	14,453	14,082
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,177	5,985
	Citigroup Inc.	3.750%	6/16/24	5,249	5,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.000%	8/5/24	400	393
	Citigroup Inc.	3.875%	3/26/25	7,171	6,949
[2]	Citigroup Inc.	3.352%	4/24/25	23,555	22,968
	Citigroup Inc.	3.300%	4/27/25	4,245	4,097
	Citigroup Inc.	0.981%	5/1/25	7,442	7,077
	Citigroup Inc.	4.140%	5/24/25	15,149	14,894
	Citigroup Inc.	4.400%	6/10/25	26,611	25,937
	Citigroup Inc.	5.500%	9/13/25	14,031	14,018
	Citigroup Inc.	3.700%	1/12/26	10,692	10,360
	Citigroup Inc.	2.014%	1/25/26	13,201	12,434
	Citigroup Inc.	4.600%	3/9/26	12,133	11,904
[2]	Citigroup Inc.	3.106%	4/8/26	48,524	46,397
	Citigroup Inc.	3.400%	5/1/26	14,962	14,282
	Citigroup Inc.	5.610%	9/29/26	3,806	3,829
	Citigroup Inc.	3.200%	10/21/26	4,131	3,899
	Citigroup Inc.	4.300%	11/20/26	5,277	5,113
	Citigroup Inc.	1.122%	1/28/27	12,881	11,507
	Citigroup Inc.	1.462%	6/9/27	1,658	1,473
	Citigroup Inc.	4.450%	9/29/27	13,347	12,944
[2]	Citigroup Inc.	3.887%	1/10/28	21,877	20,942
[2]	Citigroup Inc.	3.070%	2/24/28	65,840	61,249
	Citigroup Inc.	4.658%	5/24/28	29,241	28,911
[2]	Citigroup Inc.	3.668%	7/24/28	9,995	9,468
[2]	Citigroup Inc.	3.520%	10/27/28	15,000	14,029
[2]	Citizens Bank NA	2.250%	4/28/25	3,265	2,925
	Citizens Bank NA	4.119%	5/23/25	2,509	2,362
	Citizens Bank NA	6.064%	10/24/25	5,300	4,991
[2]	Citizens Bank NA	3.750%	2/18/26	3,216	2,942
	Citizens Bank NA	4.575%	8/9/28	5,362	4,916
	Citizens Financial Group Inc.	2.850%	7/27/26	4,383	3,743
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,403
	CME Group Inc.	3.000%	3/15/25	6,853	6,640
	CNA Financial Corp.	3.950%	5/15/24	3,728	3,678
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,356
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,711
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	7,577
[2]	Comerica Bank	2.500%	7/23/24	3,580	3,288
	Commonwealth Bank of Australia	5.079%	1/10/25	9,035	9,078
	Commonwealth Bank of Australia	5.316%	3/13/26	7,695	7,825
	Cooperatieve Rabobank UA	3.875%	8/22/24	5,005	4,929
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,608	4,330
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	18,141	17,483
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,826	11,445
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,241	7,791
[4]	Corebridge Financial Inc.	3.500%	4/4/25	565	543
[4]	Corebridge Financial Inc.	3.650%	4/5/27	32,845	30,795
[4]	Corebridge Financial Inc.	6.875%	12/15/52	5,385	4,747
	Credit Suisse AG	1.000%	5/5/23	7,214	7,142
[2]	Credit Suisse AG	3.625%	9/9/24	22,304	21,316
	Credit Suisse AG	7.950%	1/9/25	8,000	8,016
[2]	Credit Suisse AG	3.700%	2/21/25	5,910	5,610
	Credit Suisse AG	2.950%	4/9/25	23,268	21,619
	Credit Suisse AG	1.250%	8/7/26	7,655	6,481
	Credit Suisse AG	7.500%	2/15/28	16,714	17,730
	Credit Suisse Group AG	3.750%	3/26/25	19,092	17,590
	Credit Suisse Group AG	4.550%	4/17/26	12,531	11,514
	Deutsche Bank AG	0.898%	5/28/24	2,920	2,743
[2]	Deutsche Bank AG	3.700%	5/30/24	17,690	16,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	3.700%	5/30/24	1,415	1,349
[2]	Deutsche Bank AG	2.222%	9/18/24	19,288	18,760
	Deutsche Bank AG	1.447%	4/1/25	9,941	9,256
	Deutsche Bank AG	4.500%	4/1/25	13,246	12,161
[2]	Deutsche Bank AG	3.961%	11/26/25	3,957	3,741
	Deutsche Bank AG	4.100%	1/13/26	335	306
[2]	Deutsche Bank AG	4.100%	1/13/26	3,785	3,447
	Deutsche Bank AG	1.686%	3/19/26	8,603	7,624
	Deutsche Bank AG	6.119%	7/14/26	5,742	5,572
	Deutsche Bank AG	2.129%	11/24/26	7,983	6,869
	Deutsche Bank AG	5.371%	9/9/27	1,877	1,850
	Deutsche Bank AG	2.311%	11/16/27	13,839	11,711
	Deutsche Bank AG	2.552%	1/7/28	10,553	8,989
	Deutsche Bank AG	6.720%	1/18/29	10,350	10,305
	Deutsche Bank AG	4.875%	12/1/32	5,000	4,072
	Discover Bank	2.450%	9/12/24	15,214	14,417
[2]	Discover Bank	4.250%	3/13/26	2,766	2,629
[2]	Discover Bank	3.450%	7/27/26	165	152
	Discover Financial Services	3.950%	11/6/24	2,746	2,618
	Discover Financial Services	3.750%	3/4/25	3,540	3,358
	Discover Financial Services	4.500%	1/30/26	3,469	3,348
	Discover Financial Services	4.100%	2/9/27	13,645	12,893
	Eaton Vance Corp.	3.500%	4/6/27	3,212	3,067
[4]	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,595
	Fifth Third Bancorp	2.375%	1/28/25	5,549	5,156
	Fifth Third Bancorp	2.550%	5/5/27	1,742	1,495
	Fifth Third Bancorp	1.707%	11/1/27	4,485	3,792
	Fifth Third Bancorp	4.055%	4/25/28	3,875	3,558
[2]	Fifth Third Bank NA	3.850%	3/15/26	14,486	13,232
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,446	5,617
	First American Financial Corp.	4.600%	11/15/24	1,819	1,786
	First Horizon Corp.	4.000%	5/26/25	2,671	2,487
[2]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	4,991	4,633
	Franklin BSP Lending Corp.	3.250%	3/30/26	2,419	2,167
	Franklin Resources Inc.	2.850%	3/30/25	5,134	4,842
	FS KKR Capital Corp.	4.625%	7/15/24	7,331	7,079
	FS KKR Capital Corp.	4.125%	2/1/25	4,042	3,837
	FS KKR Capital Corp.	3.400%	1/15/26	5,099	4,593
	FS KKR Capital Corp.	2.625%	1/15/27	2,669	2,245
	GATX Corp.	3.250%	3/30/25	1,980	1,897
	GATX Corp.	3.250%	9/15/26	2,010	1,894
	GATX Corp.	3.850%	3/30/27	3,497	3,343
	GE Capital Funding LLC	3.450%	5/15/25	12,645	12,238
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	420	407
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,165
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,118
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	10,690	10,508
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,904	6,718
	Goldman Sachs Group Inc.	3.500%	4/1/25	40,305	39,139
	Goldman Sachs Group Inc.	3.750%	5/22/25	22,068	21,431
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,686	37,514
	Goldman Sachs Group Inc.	4.250%	10/21/25	29,770	28,920
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,431	15,009
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,534	2,420
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,627	12,196
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,894	8,128
	Goldman Sachs Group Inc.	3.850%	1/26/27	14,622	14,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.431%	3/9/27	13,546	12,108
	Goldman Sachs Group Inc.	1.542%	9/10/27	13,060	11,496
	Goldman Sachs Group Inc.	1.948%	10/21/27	57,483	51,334
	Goldman Sachs Group Inc.	2.640%	2/24/28	50,855	46,431
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,454	23,155
	Goldman Sachs Group Inc.	4.482%	8/23/28	19,375	18,955
	Golub Capital BDC Inc.	3.375%	4/15/24	6,300	6,054
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	3,817
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,655	2,624
	Hercules Capital Inc.	2.625%	9/16/26	355	299
	Hercules Capital Inc.	3.375%	1/20/27	360	309
[2]	HSBC Holdings plc	3.950%	5/18/24	15,353	15,297
	HSBC Holdings plc	0.976%	5/24/25	5,180	4,877
	HSBC Holdings plc	4.250%	8/18/25	6,839	6,518
[2]	HSBC Holdings plc	2.633%	11/7/25	32,975	31,177
	HSBC Holdings plc	4.180%	12/9/25	5,604	5,440
	HSBC Holdings plc	4.300%	3/8/26	29,962	29,273
	HSBC Holdings plc	2.999%	3/10/26	14,232	13,495
[2]	HSBC Holdings plc	1.645%	4/18/26	14,766	13,492
	HSBC Holdings plc	3.900%	5/25/26	32,224	30,507
[2]	HSBC Holdings plc	2.099%	6/4/26	33,832	31,088
[2]	HSBC Holdings plc	4.292%	9/12/26	14,509	13,884
	HSBC Holdings plc	4.375%	11/23/26	8,979	8,578
	HSBC Holdings plc	1.589%	5/24/27	17,193	15,156
	HSBC Holdings plc	2.251%	11/22/27	20,769	18,392
[2]	HSBC Holdings plc	4.041%	3/13/28	21,486	20,229
	HSBC Holdings plc	4.755%	6/9/28	5,115	4,953
	HSBC Holdings plc	5.210%	8/11/28	20,546	20,375
	HSBC Holdings plc	7.390%	11/3/28	20,790	22,222
	HSBC Holdings plc	6.161%	3/9/29	15,677	16,115
	HSBC USA Inc.	3.750%	5/24/24	3,320	3,243
	HSBC USA Inc.	3.500%	6/23/24	4,631	4,499
	Huntington Bancshares Inc.	2.625%	8/6/24	11,441	10,706
	Huntington Bancshares Inc.	4.000%	5/15/25	8,402	7,926
	Huntington Bancshares Inc.	4.443%	8/4/28	4,920	4,507
	Huntington National Bank	4.008%	5/16/25	2,760	2,640
	Huntington National Bank	5.699%	11/18/25	5,850	5,662
	Huntington National Bank	4.552%	5/17/28	4,630	4,349
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	1,849	1,792
	ING Groep NV	3.550%	4/9/24	4,749	4,659
	ING Groep NV	3.869%	3/28/26	10,715	10,365
	ING Groep NV	3.950%	3/29/27	8,196	7,832
	ING Groep NV	1.726%	4/1/27	4,310	3,837
	ING Groep NV	4.017%	3/28/28	13,040	12,378
	Intercontinental Exchange Inc.	3.650%	5/23/25	10,715	10,542
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,356	10,076
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,654	3,454
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,145	11,020
	Invesco Finance plc	3.750%	1/15/26	985	946
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,597
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,907	5,784
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,083
	JPMorgan Chase & Co.	3.875%	2/1/24	7,532	7,457
	JPMorgan Chase & Co.	3.625%	5/13/24	18,677	18,439
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	1,340	1,331
	JPMorgan Chase & Co.	3.875%	9/10/24	14,462	14,217
	JPMorgan Chase & Co.	3.125%	1/23/25	4,420	4,297
	JPMorgan Chase & Co.	0.824%	6/1/25	21,674	20,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.969%	6/23/25	8,837	8,371
	JPMorgan Chase & Co.	3.900%	7/15/25	7,908	7,785
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,532
	JPMorgan Chase & Co.	0.768%	8/9/25	2,324	2,180
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	23,184	22,164
	JPMorgan Chase & Co.	1.561%	12/10/25	15,379	14,413
	JPMorgan Chase & Co.	5.546%	12/15/25	15,400	15,502
	JPMorgan Chase & Co.	2.595%	2/24/26	3,270	3,109
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	36,746	34,616
	JPMorgan Chase & Co.	3.300%	4/1/26	3,620	3,494
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	69,210	64,997
	JPMorgan Chase & Co.	4.080%	4/26/26	4,700	4,610
	JPMorgan Chase & Co.	3.200%	6/15/26	2,970	2,852
	JPMorgan Chase & Co.	2.950%	10/1/26	12,742	12,042
	JPMorgan Chase & Co.	7.625%	10/15/26	4,920	5,348
	JPMorgan Chase & Co.	1.045%	11/19/26	26,743	23,911
	JPMorgan Chase & Co.	4.125%	12/15/26	28,284	27,618
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	18,869	18,309
	JPMorgan Chase & Co.	1.040%	2/4/27	38,907	34,725
	JPMorgan Chase & Co.	1.578%	4/22/27	80,675	72,474
	JPMorgan Chase & Co.	8.000%	4/29/27	2,185	2,477
	JPMorgan Chase & Co.	1.470%	9/22/27	31,908	28,204
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	27,784	26,590
	JPMorgan Chase & Co.	2.947%	2/24/28	15,617	14,490
	JPMorgan Chase & Co.	4.323%	4/26/28	11,190	10,931
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	270	255
	JPMorgan Chase & Co.	4.851%	7/25/28	29,230	29,183
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	11,055	10,354
	Kemper Corp.	4.350%	2/15/25	3,648	3,576
[2]	KeyBank NA	3.300%	6/1/25	5,431	5,074
[2]	KeyBank NA	4.150%	8/8/25	4,255	4,032
	KeyBank NA	4.700%	1/26/26	5,600	5,380
[2]	KeyBank NA	5.850%	11/15/27	10,200	10,039
[2]	KeyCorp	3.878%	5/23/25	5,248	5,053
[2]	KeyCorp	4.150%	10/29/25	4,586	4,313
[2]	KeyCorp	2.250%	4/6/27	8,434	7,165
	Lazard Group LLC	3.750%	2/13/25	3,275	3,187
	Lazard Group LLC	3.625%	3/1/27	2,560	2,404
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,888
	Lincoln National Corp.	3.350%	3/9/25	3,284	3,108
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,453
	Lincoln National Corp.	3.800%	3/1/28	2,500	2,265
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,606
	Lloyds Banking Group plc	4.450%	5/8/25	1,952	1,908
[2]	Lloyds Banking Group plc	3.870%	7/9/25	35,309	34,324
	Lloyds Banking Group plc	4.582%	12/10/25	325	309
[2]	Lloyds Banking Group plc	2.438%	2/5/26	7,990	7,517
	Lloyds Banking Group plc	3.511%	3/18/26	5,850	5,568
	Lloyds Banking Group plc	4.650%	3/24/26	11,309	10,764
	Lloyds Banking Group plc	4.716%	8/11/26	24,716	24,048
	Lloyds Banking Group plc	3.750%	1/11/27	3,235	3,029
	Lloyds Banking Group plc	1.627%	5/11/27	6,001	5,297
	Lloyds Banking Group plc	3.750%	3/18/28	11,310	10,512
[2]	Lloyds Banking Group plc	3.574%	11/7/28	4,710	4,307
	Lloyds Banking Group plc	5.871%	3/6/29	8,785	8,862
	M&T Bank Corp.	4.000%	7/15/24	1,305	1,272
	M&T Bank Corp.	4.553%	8/16/28	4,025	3,719
	Main Street Capital Corp.	5.200%	5/1/24	4,250	4,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,486
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,746	5,362
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,935	6,697
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,815	5,476
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,773	2,390
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,736	8,183
	Manulife Financial Corp.	4.150%	3/4/26	4,047	3,983
	Manulife Financial Corp.	2.484%	5/19/27	7,979	7,367
[2]	Manulife Financial Corp.	4.061%	2/24/32	5,277	5,007
	Markel Corp.	3.500%	11/1/27	1,675	1,594
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,983
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,096	4,020
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,484	6,315
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,209	4,118
	Mastercard Inc.	3.375%	4/1/24	8,087	8,003
	Mastercard Inc.	2.000%	3/3/25	6,383	6,105
	Mastercard Inc.	2.950%	11/21/26	8,795	8,425
	Mastercard Inc.	3.300%	3/26/27	12,484	12,092
	Mastercard Inc.	4.875%	3/9/28	7,600	7,833
	Mercury General Corp.	4.400%	3/15/27	3,240	3,119
	MetLife Inc.	3.600%	4/10/24	7,847	7,736
	MetLife Inc.	3.000%	3/1/25	4,020	3,890
	MetLife Inc.	3.600%	11/13/25	5,704	5,588
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	5,202	5,016
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,281	27,586
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,006	10,098
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,952	11,830
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	17,000	16,008
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	7,755	7,698
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,601	1,491
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,058	5,809
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,795	5,355
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	41,936	37,084
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,691
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	19,940	17,530
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,028	5,413
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,760	4,558
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	20,095	19,940
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	4,950	4,965
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	6,096	5,962
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,925	4,882
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	3,446	3,318
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	6,531	6,228
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,250	4,934
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,086	7,552
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,597
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,646
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,733	2,402
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,583
	Mizuho Financial Group Inc.	5.414%	9/13/28	11,766	11,812
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,077	4,131
[2]	Morgan Stanley	4.100%	5/22/23	19,267	19,223
[2]	Morgan Stanley	3.875%	4/29/24	26,609	26,277
[2]	Morgan Stanley	3.700%	10/23/24	17,097	16,797
	Morgan Stanley	3.620%	4/17/25	14,864	14,589
	Morgan Stanley	0.790%	5/30/25	42,750	40,479
[2]	Morgan Stanley	2.720%	7/22/25	7,905	7,626
[2]	Morgan Stanley	4.000%	7/23/25	15,283	14,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	0.864%	10/21/25	6,468	6,010
[2]	Morgan Stanley	1.164%	10/21/25	4,402	4,112
	Morgan Stanley	5.000%	11/24/25	8,479	8,437
[2]	Morgan Stanley	3.875%	1/27/26	13,627	13,315
[2]	Morgan Stanley	2.630%	2/18/26	11,903	11,305
[2]	Morgan Stanley	2.188%	4/28/26	58,836	55,287
[2]	Morgan Stanley	3.125%	7/27/26	13,721	13,002
[2]	Morgan Stanley	6.250%	8/9/26	4,945	5,165
[2]	Morgan Stanley	4.350%	9/8/26	20,106	19,615
	Morgan Stanley	6.138%	10/16/26	6,975	7,136
	Morgan Stanley	0.985%	12/10/26	21,800	19,430
	Morgan Stanley	3.625%	1/20/27	11,865	11,418
	Morgan Stanley	5.050%	1/28/27	14,000	13,974
	Morgan Stanley	3.950%	4/23/27	5,968	5,765
	Morgan Stanley	1.593%	5/4/27	35,381	31,863
[2]	Morgan Stanley	1.512%	7/20/27	54,966	48,775
	Morgan Stanley	2.475%	1/21/28	28,810	26,342
	Morgan Stanley	4.210%	4/20/28	40,415	39,262
	Morgan Stanley	6.296%	10/18/28	19,850	20,880
[2]	Morgan Stanley	3.772%	1/24/29	10,268	9,729
	Morgan Stanley	5.123%	2/1/29	10,000	10,063
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,591	4,416
	Nasdaq Inc.	3.850%	6/30/26	2,534	2,472
	National Australia Bank Ltd.	5.132%	11/22/24	3,685	3,709
	National Australia Bank Ltd.	4.966%	1/12/26	14,988	15,118
	National Australia Bank Ltd.	3.375%	1/14/26	1,133	1,094
[2]	National Australia Bank Ltd.	2.500%	7/12/26	18,510	17,288
	National Australia Bank Ltd.	4.944%	1/12/28	5,055	5,123
[2]	NatWest Group plc	2.359%	5/22/24	17,644	17,551
[2]	NatWest Group plc	4.269%	3/22/25	7,027	6,888
	NatWest Group plc	4.800%	4/5/26	6,789	6,622
	NatWest Group plc	7.472%	11/10/26	13,235	13,728
	NatWest Group plc	5.847%	3/2/27	5,520	5,533
[2]	NatWest Group plc	3.073%	5/22/28	19,150	17,333
	NatWest Group plc	5.516%	9/30/28	14,516	14,396
[2]	NatWest Group plc	3.754%	11/1/29	1,949	1,828
	Nomura Holdings Inc.	2.648%	1/16/25	5,420	5,135
	Nomura Holdings Inc.	5.099%	7/3/25	3,625	3,565
	Nomura Holdings Inc.	1.851%	7/16/25	17,796	16,305
	Nomura Holdings Inc.	1.653%	7/14/26	1,960	1,720
	Nomura Holdings Inc.	2.329%	1/22/27	16,700	14,762
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,795
	Northern Trust Corp.	3.950%	10/30/25	5,369	5,206
	Northern Trust Corp.	4.000%	5/10/27	4,745	4,647
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,525	2,397
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,130
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,732
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,141
	ORIX Corp.	3.250%	12/4/24	4,892	4,742
	ORIX Corp.	5.000%	9/13/27	4,415	4,411
	Owl Rock Capital Corp.	5.250%	4/15/24	2,320	2,260
	Owl Rock Capital Corp.	4.000%	3/30/25	3,968	3,700
	Owl Rock Capital Corp.	3.750%	7/22/25	6,483	5,939
	Owl Rock Capital Corp.	4.250%	1/15/26	4,417	4,061
	Owl Rock Capital Corp.	3.400%	7/15/26	7,205	6,377
	Owl Rock Capital Corp.	2.625%	1/15/27	4,869	4,122
[2]	Owl Rock Core Income Corp.	5.500%	3/21/25	2,040	1,985
[4]	Owl Rock Core Income Corp.	7.750%	9/16/27	8,000	7,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	1,960	1,636
[2]	PNC Bank NA	3.300%	10/30/24	8,829	8,540
[2]	PNC Bank NA	2.950%	2/23/25	7,245	6,914
[2]	PNC Bank NA	3.875%	4/10/25	4,375	4,228
[2]	PNC Bank NA	3.250%	6/1/25	1,742	1,664
[2]	PNC Bank NA	4.200%	11/1/25	5,836	5,648
[2]	PNC Bank NA	3.100%	10/25/27	5,859	5,464
	PNC Financial Services Group Inc.	3.900%	4/29/24	11,063	10,841
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,407	2,289
	PNC Financial Services Group Inc.	5.671%	10/28/25	2,924	2,925
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,513	5,718
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,025	2,000
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,399	12,534
	PNC Financial Services Group Inc.	5.354%	12/2/28	7,106	7,149
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,462
	Progressive Corp.	2.500%	3/15/27	6,614	6,138
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,652
	Prospect Capital Corp.	3.364%	11/15/26	1,590	1,323
[2]	Prudential Financial Inc.	1.500%	3/10/26	457	417
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,260	5,946
[2]	Prudential Financial Inc.	5.375%	5/15/45	5,001	4,662
[2]	Prudential Financial Inc.	4.500%	9/15/47	665	594
	Regions Financial Corp.	2.250%	5/18/25	6,359	5,858
	Reinsurance Group of America Inc.	3.950%	9/15/26	743	716
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,401
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,299
[2]	Royal Bank of Canada	2.550%	7/16/24	8,854	8,569
	Royal Bank of Canada	0.650%	7/29/24	1,939	1,831
[2]	Royal Bank of Canada	5.660%	10/25/24	7,810	7,877
[2]	Royal Bank of Canada	2.250%	11/1/24	26,207	25,096
[2]	Royal Bank of Canada	1.600%	1/21/25	6,125	5,768
	Royal Bank of Canada	3.375%	4/14/25	10,475	10,156
[2]	Royal Bank of Canada	1.150%	6/10/25	15,532	14,294
[2]	Royal Bank of Canada	0.875%	1/20/26	12,652	11,389
[2]	Royal Bank of Canada	4.650%	1/27/26	14,159	13,954
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,481
[2]	Royal Bank of Canada	1.150%	7/14/26	7,215	6,478
[2]	Royal Bank of Canada	1.400%	11/2/26	7,120	6,314
[2]	Royal Bank of Canada	2.050%	1/21/27	3,005	2,724
	Royal Bank of Canada	3.625%	5/4/27	2,995	2,870
[2]	Royal Bank of Canada	4.240%	8/3/27	12,470	12,170
[2]	Royal Bank of Canada	4.900%	1/12/28	17,500	17,513
	Santander Holdings USA Inc.	3.500%	6/7/24	8,022	7,799
	Santander Holdings USA Inc.	3.450%	6/2/25	3,593	3,378
	Santander Holdings USA Inc.	4.500%	7/17/25	11,721	11,195
	Santander Holdings USA Inc.	3.244%	10/5/26	19,681	17,807
	Santander Holdings USA Inc.	4.400%	7/13/27	8,882	8,384
	Santander Holdings USA Inc.	2.490%	1/6/28	7,870	6,807
	Santander Holdings USA Inc.	6.499%	3/9/29	5,500	5,497
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	3,504	3,130
	Santander UK Group Holdings plc	1.673%	6/14/27	6,825	5,945
	Santander UK Group Holdings plc	2.469%	1/11/28	22,605	19,871
	Santander UK Group Holdings plc	6.534%	1/10/29	23,952	24,364
	Santander UK plc	2.875%	6/18/24	2,767	2,669
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,613	1,538
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,036	2,669
	State Street Corp.	3.100%	5/15/23	6,642	6,624
[2]	State Street Corp.	3.776%	12/3/24	8,213	8,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.300%	12/16/24	14,774	14,340
	State Street Corp.	3.550%	8/18/25	9,771	9,481
[2]	State Street Corp.	2.354%	11/1/25	9,535	9,125
	State Street Corp.	2.901%	3/30/26	8,632	8,246
	State Street Corp.	2.203%	2/7/28	5,124	4,682
	Stifel Financial Corp.	4.250%	7/18/24	3,438	3,387
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,110	2,068
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,011
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,798	5,598
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,376	7,068
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,731	5,440
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	41,651	38,183
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,919	5,260
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	7,938	7,738
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,715	17,239
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,328	14,260
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,584	18,441
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,629	13,113
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,600	6,700
	Synchrony Bank	5.625%	8/23/27	24,272	22,306
	Synchrony Financial	4.375%	3/19/24	7,853	7,548
	Synchrony Financial	4.250%	8/15/24	8,660	8,091
	Synchrony Financial	4.500%	7/23/25	6,461	5,865
	Synchrony Financial	3.700%	8/4/26	4,437	3,881
	Synovus Bank	5.625%	2/15/28	3,765	3,415
[2]	Toronto-Dominion Bank	0.750%	6/12/23	4,313	4,275
[2]	Toronto-Dominion Bank	3.250%	3/11/24	11,481	11,249
[2]	Toronto-Dominion Bank	2.650%	6/12/24	27,413	26,661
[2]	Toronto-Dominion Bank	4.285%	9/13/24	14,915	14,743
	Toronto-Dominion Bank	1.250%	12/13/24	12,062	11,331
[2]	Toronto-Dominion Bank	1.450%	1/10/25	6,115	5,751
	Toronto-Dominion Bank	3.766%	6/6/25	14,305	13,932
[2]	Toronto-Dominion Bank	1.150%	6/12/25	4,389	4,043
[2]	Toronto-Dominion Bank	0.750%	9/11/25	22,222	20,009
[2]	Toronto-Dominion Bank	0.750%	1/6/26	3,135	2,799
	Toronto-Dominion Bank	5.103%	1/9/26	10,240	10,301
[2]	Toronto-Dominion Bank	1.200%	6/3/26	3,110	2,770
[2]	Toronto-Dominion Bank	1.250%	9/10/26	15,182	13,433
[2]	Toronto-Dominion Bank	1.950%	1/12/27	6,985	6,275
[2]	Toronto-Dominion Bank	2.800%	3/10/27	10,659	9,851
	Toronto-Dominion Bank	4.108%	6/8/27	20,915	20,262
[2]	Toronto-Dominion Bank	4.693%	9/15/27	15,115	14,966
	Toronto-Dominion Bank	5.156%	1/10/28	7,500	7,581
	Trinity Acquisition plc	4.400%	3/15/26	6,183	6,074
[2]	Truist Bank	3.200%	4/1/24	13,135	12,779
[2]	Truist Bank	2.150%	12/6/24	7,384	6,956
[2]	Truist Bank	1.500%	3/10/25	10,009	9,221
[2]	Truist Bank	3.625%	9/16/25	15,137	14,445
[2]	Truist Bank	3.800%	10/30/26	3,596	3,331
[2]	Truist Financial Corp.	2.500%	8/1/24	2,228	2,134
[2]	Truist Financial Corp.	2.850%	10/26/24	14,282	13,663
	Truist Financial Corp.	4.000%	5/1/25	14,785	14,275
[2]	Truist Financial Corp.	3.700%	6/5/25	3,413	3,269
[2]	Truist Financial Corp.	1.267%	3/2/27	8,877	7,804
[2]	Truist Financial Corp.	1.125%	8/3/27	3,455	2,921
[2]	Truist Financial Corp.	4.123%	6/6/28	19,568	18,607
[2]	Truist Financial Corp.	4.873%	1/26/29	12,000	11,679
	US Bancorp	2.400%	7/30/24	8,116	7,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	US Bancorp	3.600%	9/11/24	3,359	3,255
	US Bancorp	1.450%	5/12/25	11,871	10,949
[2]	US Bancorp	3.950%	11/17/25	2,995	2,924
[2]	US Bancorp	3.100%	4/27/26	13,212	12,260
[2]	US Bancorp	2.375%	7/22/26	10,198	9,363
	US Bancorp	5.727%	10/21/26	11,610	11,663
[2]	US Bancorp	3.150%	4/27/27	14,560	13,629
[2]	US Bancorp	4.548%	7/22/28	20,275	19,736
[2]	US Bank NA	2.050%	1/21/25	7,025	6,629
[2]	US Bank NA	2.800%	1/27/25	7,364	7,052
	Visa Inc.	3.150%	12/14/25	31,965	31,046
	Visa Inc.	1.900%	4/15/27	12,142	11,201
	Visa Inc.	0.750%	8/15/27	2,484	2,163
	Voya Financial Inc.	3.650%	6/15/26	3,425	3,254
[2]	Voya Financial Inc.	4.700%	1/23/48	2,750	2,181
	Wachovia Corp.	7.574%	8/1/26	99	104
[2]	Wells Fargo & Co.	1.654%	6/2/24	3,404	3,382
[2]	Wells Fargo & Co.	3.300%	9/9/24	2,705	2,641
[2]	Wells Fargo & Co.	3.000%	2/19/25	22,414	21,581
[2]	Wells Fargo & Co.	0.805%	5/19/25	5,426	5,155
[2]	Wells Fargo & Co.	3.550%	9/29/25	22,023	21,184
[2]	Wells Fargo & Co.	2.406%	10/30/25	38,490	36,605
[2]	Wells Fargo & Co.	2.164%	2/11/26	50,047	47,144
	Wells Fargo & Co.	3.000%	4/22/26	30,658	28,971
[2]	Wells Fargo & Co.	3.908%	4/25/26	20,058	19,449
[2]	Wells Fargo & Co.	2.188%	4/30/26	39,001	36,595
[2]	Wells Fargo & Co.	4.100%	6/3/26	12,275	11,887
[2]	Wells Fargo & Co.	4.540%	8/15/26	12,690	12,460
	Wells Fargo & Co.	3.000%	10/23/26	26,506	24,782
[2]	Wells Fargo & Co.	3.196%	6/17/27	1,902	1,790
[2]	Wells Fargo & Co.	4.300%	7/22/27	30,660	29,731
[2]	Wells Fargo & Co.	3.526%	3/24/28	33,668	31,764
[2]	Wells Fargo & Co.	3.584%	5/22/28	19,233	18,113
[2]	Wells Fargo & Co.	4.808%	7/25/28	40,876	40,376
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,138
	Western Union Co.	2.850%	1/10/25	5,289	5,048
	Western Union Co.	1.350%	3/15/26	4,570	4,061
	Westpac Banking Corp.	3.650%	5/15/23	14,488	14,468
	Westpac Banking Corp.	5.350%	10/18/24	14,430	14,545
	Westpac Banking Corp.	1.019%	11/18/24	9,750	9,181
	Westpac Banking Corp.	2.350%	2/19/25	18,764	17,975
	Westpac Banking Corp.	2.850%	5/13/26	22,397	21,227
	Westpac Banking Corp.	3.350%	3/8/27	6,032	5,762
	Westpac Banking Corp.	5.457%	11/18/27	25,370	26,372
	Westpac Banking Corp.	3.400%	1/25/28	7,025	6,676
[2]	Westpac Banking Corp.	2.894%	2/4/30	11,361	10,668
[2]	Westpac Banking Corp.	4.322%	11/23/31	4,554	4,323
	Willis North America Inc.	3.600%	5/15/24	2,727	2,658
	Willis North America Inc.	4.650%	6/15/27	11,149	10,985
					7,468,187
Health Care (2.2%)
	Abbott Laboratories	2.950%	3/15/25	2,383	2,329
	Abbott Laboratories	3.875%	9/15/25	8,951	8,861
	Abbott Laboratories	3.750%	11/30/26	5,598	5,555
	AbbVie Inc.	3.850%	6/15/24	21,152	20,895
	AbbVie Inc.	2.600%	11/21/24	34,765	33,549
	AbbVie Inc.	3.800%	3/15/25	25,379	24,970
	AbbVie Inc.	3.600%	5/14/25	20,437	20,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.200%	5/14/26	3,362	3,246
	AbbVie Inc.	2.950%	11/21/26	48,023	45,698
	Aetna Inc.	3.500%	11/15/24	5,116	4,999
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,497
	AmerisourceBergen Corp.	3.400%	5/15/24	12,020	11,792
	AmerisourceBergen Corp.	3.250%	3/1/25	4,367	4,238
	AmerisourceBergen Corp.	3.450%	12/15/27	5,021	4,769
	Amgen Inc.	3.625%	5/22/24	8,556	8,436
	Amgen Inc.	1.900%	2/21/25	9,683	9,204
	Amgen Inc.	5.250%	3/2/25	5,100	5,157
	Amgen Inc.	5.507%	3/2/26	15,000	15,072
	Amgen Inc.	2.600%	8/19/26	3,085	2,904
	Amgen Inc.	2.200%	2/21/27	34,652	31,930
	Amgen Inc.	5.150%	3/2/28	39,800	40,645
	AstraZeneca Finance LLC	0.700%	5/28/24	9,345	8,935
	AstraZeneca Finance LLC	1.200%	5/28/26	8,978	8,177
	AstraZeneca Finance LLC	4.875%	3/3/28	7,600	7,820
	AstraZeneca plc	3.375%	11/16/25	20,654	20,248
	AstraZeneca plc	0.700%	4/8/26	12,113	10,903
	AstraZeneca plc	3.125%	6/12/27	6,715	6,411
	Baxalta Inc.	4.000%	6/23/25	13,379	13,098
	Baxter International Inc.	0.868%	12/1/23	11,456	11,123
	Baxter International Inc.	1.322%	11/29/24	12,370	11,641
	Baxter International Inc.	2.600%	8/15/26	5,804	5,413
	Baxter International Inc.	1.915%	2/1/27	12,885	11,531
	Becton Dickinson & Co.	3.363%	6/6/24	14,848	14,575
	Becton Dickinson & Co.	3.734%	12/15/24	3,634	3,560
	Becton Dickinson & Co.	3.700%	6/6/27	12,100	11,696
	Becton Dickinson & Co.	4.693%	2/13/28	5,000	5,022
	Biogen Inc.	4.050%	9/15/25	11,490	11,228
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,070
	Boston Scientific Corp.	1.900%	6/1/25	4,896	4,629
	Bristol-Myers Squibb Co.	2.900%	7/26/24	40,253	39,470
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,128	4,695
	Bristol-Myers Squibb Co.	3.200%	6/15/26	22,107	21,378
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,745	4,160
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,775	4,614
	Cardinal Health Inc.	3.079%	6/15/24	6,755	6,601
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,979
	Cardinal Health Inc.	3.410%	6/15/27	3,392	3,215
	Centene Corp.	4.250%	12/15/27	19,420	18,708
[2]	Cigna Group	3.500%	6/15/24	4,771	4,681
[2]	Cigna Group	3.250%	4/15/25	8,085	7,837
	Cigna Group	4.125%	11/15/25	16,587	16,331
[2]	Cigna Group	4.500%	2/25/26	7,205	7,171
	Cigna Group	1.250%	3/15/26	5,550	5,028
[2]	Cigna Group	3.400%	3/1/27	18,768	17,959
	CommonSpirit Health	2.760%	10/1/24	5,874	5,691
	CommonSpirit Health	1.547%	10/1/25	4,716	4,335
	CVS Health Corp.	3.375%	8/12/24	6,496	6,369
	CVS Health Corp.	2.625%	8/15/24	6,576	6,386
	CVS Health Corp.	4.100%	3/25/25	200	199
	CVS Health Corp.	3.875%	7/20/25	35,606	34,967
	CVS Health Corp.	2.875%	6/1/26	18,963	18,019
	CVS Health Corp.	3.000%	8/15/26	3,665	3,497
	CVS Health Corp.	3.625%	4/1/27	3,036	2,926
	CVS Health Corp.	1.300%	8/21/27	8,720	7,587
	CVS Health Corp.	4.300%	3/25/28	24,951	24,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Danaher Corp.	3.350%	9/15/25	1,721	1,685
	DH Europe Finance II Sarl	2.200%	11/15/24	6,865	6,591
	Elevance Health Inc.	3.500%	8/15/24	20,727	20,306
	Elevance Health Inc.	3.350%	12/1/24	12,022	11,741
	Elevance Health Inc.	2.375%	1/15/25	10,981	10,517
	Elevance Health Inc.	5.350%	10/15/25	1,853	1,878
	Elevance Health Inc.	4.900%	2/8/26	3,700	3,689
	Elevance Health Inc.	1.500%	3/15/26	4,380	3,993
	Elevance Health Inc.	4.101%	3/1/28	1,406	1,378
	Eli Lilly & Co.	5.500%	3/15/27	3,000	3,160
[4]	GE HealthCare Technologies Inc.	5.550%	11/15/24	5,595	5,629
[4]	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,455	5,523
[4]	GE HealthCare Technologies Inc.	5.650%	11/15/27	18,175	18,792
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	6,051
	Gilead Sciences Inc.	3.700%	4/1/24	7,307	7,221
	Gilead Sciences Inc.	3.500%	2/1/25	10,525	10,323
	Gilead Sciences Inc.	3.650%	3/1/26	25,414	24,888
	Gilead Sciences Inc.	2.950%	3/1/27	13,650	12,995
	Gilead Sciences Inc.	1.200%	10/1/27	2,400	2,097
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,629
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,603	6,472
	HCA Inc.	5.375%	2/1/25	18,665	18,671
	HCA Inc.	5.250%	4/15/25	16,843	16,893
	HCA Inc.	5.875%	2/15/26	11,751	11,922
	HCA Inc.	5.250%	6/15/26	9,008	9,019
	HCA Inc.	5.375%	9/1/26	4,802	4,818
	HCA Inc.	4.500%	2/15/27	1,380	1,349
[4]	HCA Inc.	3.125%	3/15/27	13,280	12,347
	Humana Inc.	3.850%	10/1/24	6,854	6,738
	Humana Inc.	4.500%	4/1/25	4,965	4,933
	Humana Inc.	3.950%	3/15/27	3,210	3,110
	Illumina Inc.	5.800%	12/12/25	3,000	3,044
	Illumina Inc.	5.750%	12/13/27	5,800	5,942
	Johnson & Johnson	2.625%	1/15/25	3,233	3,158
	Johnson & Johnson	0.550%	9/1/25	9,490	8,718
	Johnson & Johnson	2.450%	3/1/26	11,460	11,019
	Johnson & Johnson	2.950%	3/3/27	13,923	13,478
	Johnson & Johnson	0.950%	9/1/27	355	314
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,886
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,259	7,109
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,492	5,250
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,284	4,171
	Laboratory Corp. of America Holdings	1.550%	6/1/26	6,060	5,417
	McKesson Corp.	0.900%	12/3/25	5,346	4,844
	McKesson Corp.	5.250%	2/15/26	3,045	3,055
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,500	7,479
	Merck & Co. Inc.	2.750%	2/10/25	9,184	8,986
	Merck & Co. Inc.	0.750%	2/24/26	5,227	4,783
	Merck & Co. Inc.	1.700%	6/10/27	17,676	16,066
	Novartis Capital Corp.	3.400%	5/6/24	10,938	10,799
	Novartis Capital Corp.	1.750%	2/14/25	8,621	8,222
	Novartis Capital Corp.	3.000%	11/20/25	5,507	5,348
	Novartis Capital Corp.	2.000%	2/14/27	16,581	15,309
	Novartis Capital Corp.	3.100%	5/17/27	4,759	4,577
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,132	1,946
	PerkinElmer Inc.	0.850%	9/15/24	6,005	5,629
	Pfizer Inc.	3.400%	5/15/24	5,233	5,161
	Pfizer Inc.	0.800%	5/28/25	4,450	4,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.750%	6/3/26	11,765	11,285
	Pfizer Inc.	3.000%	12/15/26	9,083	8,751
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,767	2,573
	Quest Diagnostics Inc.	4.250%	4/1/24	292	289
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	4,989
	Quest Diagnostics Inc.	3.450%	6/1/26	8,509	8,141
	Royalty Pharma plc	1.200%	9/2/25	5,555	5,039
	Royalty Pharma plc	1.750%	9/2/27	4,940	4,282
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,548	24,311
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,979	2,847
	Stryker Corp.	0.600%	12/1/23	2,933	2,848
	Stryker Corp.	3.375%	5/15/24	5,145	5,047
	Stryker Corp.	3.375%	11/1/25	6,177	5,957
	Stryker Corp.	3.500%	3/15/26	1,545	1,505
[2]	Sutter Health	1.321%	8/15/25	2,580	2,373
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,580	15,748
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	10,590	10,856
	UnitedHealth Group Inc.	2.375%	8/15/24	4,989	4,846
	UnitedHealth Group Inc.	5.000%	10/15/24	2,945	2,968
	UnitedHealth Group Inc.	3.750%	7/15/25	15,556	15,384
	UnitedHealth Group Inc.	5.150%	10/15/25	6,575	6,703
	UnitedHealth Group Inc.	3.700%	12/15/25	7,185	7,027
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,073
	UnitedHealth Group Inc.	3.100%	3/15/26	1,675	1,621
	UnitedHealth Group Inc.	1.150%	5/15/26	10,836	9,866
	UnitedHealth Group Inc.	3.450%	1/15/27	5,105	4,976
	UnitedHealth Group Inc.	3.375%	4/15/27	10,924	10,517
	UnitedHealth Group Inc.	3.700%	5/15/27	6,415	6,279
	UnitedHealth Group Inc.	5.250%	2/15/28	4,880	5,084
	Universal Health Services Inc.	1.650%	9/1/26	5,620	4,910
[2]	UPMC	3.600%	4/3/25	5,665	5,525
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,100	21,036
	Viatris Inc.	1.650%	6/22/25	6,900	6,339
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,225	4,940
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,987	4,783
	Zoetis Inc.	5.400%	11/14/25	5,475	5,571
					1,444,677
Industrials (1.8%)
	3M Co.	2.000%	2/14/25	4,330	4,127
	3M Co.	2.650%	4/15/25	2,900	2,778
[2]	3M Co.	3.000%	8/7/25	8,045	7,743
[2]	3M Co.	2.250%	9/19/26	2,099	1,950
	3M Co.	2.875%	10/15/27	5,245	4,913
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,267
	Amphenol Corp.	3.200%	4/1/24	3,030	2,970
	Amphenol Corp.	2.050%	3/1/25	3,050	2,904
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,477
	Boeing Co.	4.508%	5/1/23	27,899	27,870
	Boeing Co.	1.875%	6/15/23	7,765	7,705
	Boeing Co.	2.850%	10/30/24	5,410	5,231
	Boeing Co.	4.875%	5/1/25	30,357	30,297
	Boeing Co.	2.600%	10/30/25	4,809	4,516
	Boeing Co.	2.750%	2/1/26	4,325	4,098
	Boeing Co.	2.196%	2/4/26	47,457	44,022
	Boeing Co.	3.100%	5/1/26	5,174	4,904
	Boeing Co.	2.250%	6/15/26	10,471	9,583
	Boeing Co.	2.700%	2/1/27	10,309	9,509
	Boeing Co.	5.040%	5/1/27	16,099	16,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.250%	2/1/28	8,000	7,458
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	6,190	6,105
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,700	2,652
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,944	8,714
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,947	5,823
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,180	4,037
	Canadian National Railway Co.	2.750%	3/1/26	4,812	4,609
	Canadian Pacific Railway Co.	1.350%	12/2/24	12,267	11,563
	Canadian Pacific Railway Co.	2.900%	2/1/25	6,266	6,033
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,904	8,996
	Carrier Global Corp.	2.242%	2/15/25	31,108	29,696
	Carrier Global Corp.	2.493%	2/15/27	17,210	15,961
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	5,205	5,102
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,800	4,724
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	7,130	6,746
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,315	6,091
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,998	8,802
[2]	Caterpillar Financial Services Corp.	4.900%	1/17/25	5,035	5,072
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,839
[2]	Caterpillar Financial Services Corp.	3.650%	8/12/25	6,476	6,361
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,572	2,348
	Caterpillar Financial Services Corp.	0.900%	3/2/26	7,406	6,715
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,013
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,736	8,908
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,538	11,292
	Caterpillar Inc.	3.400%	5/15/24	16,885	16,699
	CNH Industrial Capital LLC	5.450%	10/14/25	2,150	2,176
	CNH Industrial Capital LLC	1.875%	1/15/26	3,740	3,443
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	3,878	3,766
	CSX Corp.	3.400%	8/1/24	4,769	4,666
	CSX Corp.	3.350%	11/1/25	8,690	8,429
	CSX Corp.	2.600%	11/1/26	5,385	5,059
	CSX Corp.	3.250%	6/1/27	502	480
	Cummins Inc.	0.750%	9/1/25	2,396	2,189
	Deere & Co.	2.750%	4/15/25	3,604	3,494
[4]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	9,593
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,837
	Dover Corp.	3.150%	11/15/25	3,571	3,452
	Eaton Corp.	3.103%	9/15/27	5,236	4,959
	Emerson Electric Co.	3.150%	6/1/25	864	838
	Emerson Electric Co.	0.875%	10/15/26	5,664	5,054
	Emerson Electric Co.	1.800%	10/15/27	4,578	4,100
	FedEx Corp.	3.250%	4/1/26	3,050	2,961
	Fortive Corp.	3.150%	6/15/26	5,223	4,980
	General Dynamics Corp.	2.375%	11/15/24	4,920	4,751
	General Dynamics Corp.	3.250%	4/1/25	3,975	3,870
	General Dynamics Corp.	3.500%	5/15/25	3,222	3,159
	General Dynamics Corp.	3.500%	4/1/27	5,000	4,840
	General Dynamics Corp.	2.625%	11/15/27	4,129	3,822
	Hexcel Corp.	4.200%	2/15/27	3,754	3,557
	Honeywell International Inc.	2.300%	8/15/24	12,340	11,985
	Honeywell International Inc.	4.850%	11/1/24	9,000	9,077
	Honeywell International Inc.	1.350%	6/1/25	2,044	1,927
	Honeywell International Inc.	2.500%	11/1/26	5,174	4,913
	Honeywell International Inc.	1.100%	3/1/27	7,621	6,844
	Honeywell International Inc.	4.950%	2/15/28	4,700	4,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	193	188
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,435	5,077
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,162
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,102	5,990
[2]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,145
[2]	John Deere Capital Corp.	3.350%	6/12/24	1,287	1,268
[2]	John Deere Capital Corp.	2.650%	6/24/24	7,932	7,741
[2]	John Deere Capital Corp.	0.625%	9/10/24	6,095	5,774
[2]	John Deere Capital Corp.	2.050%	1/9/25	8,784	8,469
[2]	John Deere Capital Corp.	1.250%	1/10/25	6,450	6,111
[2]	John Deere Capital Corp.	3.400%	6/6/25	7,765	7,605
[2]	John Deere Capital Corp.	4.050%	9/8/25	3,960	3,937
[2]	John Deere Capital Corp.	4.800%	1/9/26	2,435	2,472
[2]	John Deere Capital Corp.	0.700%	1/15/26	5,745	5,220
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,615	4,170
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,731
[2]	John Deere Capital Corp.	1.300%	10/13/26	5,735	5,182
[2]	John Deere Capital Corp.	1.700%	1/11/27	5,910	5,370
[2]	John Deere Capital Corp.	1.750%	3/9/27	1,392	1,269
[2]	John Deere Capital Corp.	4.150%	9/15/27	17,860	17,767
[2]	John Deere Capital Corp.	3.050%	1/6/28	300	285
[2]	John Deere Capital Corp.	4.750%	1/20/28	12,785	13,057
[2]	John Deere Capital Corp.	4.900%	3/3/28	10,000	10,278
[2]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,990
	Keysight Technologies Inc.	4.550%	10/30/24	5,544	5,484
	Keysight Technologies Inc.	4.600%	4/6/27	4,395	4,352
	L3Harris Technologies Inc.	3.950%	5/28/24	1,305	1,284
	L3Harris Technologies Inc.	3.832%	4/27/25	4,855	4,736
	Lennox International Inc.	3.000%	11/15/23	1,625	1,597
	Lennox International Inc.	1.350%	8/1/25	3,773	3,458
	Lockheed Martin Corp.	4.950%	10/15/25	3,848	3,910
	Lockheed Martin Corp.	3.550%	1/15/26	8,890	8,800
	Lockheed Martin Corp.	5.100%	11/15/27	44,115	45,807
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	5,950	5,936
	Norfolk Southern Corp.	3.650%	8/1/25	592	576
	Norfolk Southern Corp.	2.900%	6/15/26	7,705	7,323
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,399
	Northrop Grumman Corp.	2.930%	1/15/25	9,313	9,028
	Northrop Grumman Corp.	3.200%	2/1/27	5,757	5,510
	Otis Worldwide Corp.	2.056%	4/5/25	19,615	18,530
	Otis Worldwide Corp.	2.293%	4/5/27	4,529	4,122
[2]	PACCAR Financial Corp.	3.150%	6/13/24	2,540	2,491
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,242	2,166
[2]	PACCAR Financial Corp.	0.900%	11/8/24	2,501	2,362
[2]	PACCAR Financial Corp.	1.800%	2/6/25	4,567	4,344
	PACCAR Financial Corp.	4.600%	1/10/28	5,000	5,079
	Parker-Hannifin Corp.	2.700%	6/14/24	14,104	13,727
	Parker-Hannifin Corp.	3.650%	6/15/24	11,125	10,960
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,393	9,132
	Parker-Hannifin Corp.	3.250%	3/1/27	2,835	2,697
	Parker-Hannifin Corp.	4.250%	9/15/27	7,305	7,181
	Precision Castparts Corp.	3.250%	6/15/25	5,704	5,567
	Raytheon Technologies Corp.	3.950%	8/16/25	17,478	17,255
	Raytheon Technologies Corp.	5.000%	2/27/26	1,225	1,244
	Raytheon Technologies Corp.	3.500%	3/15/27	9,348	9,042
	Raytheon Technologies Corp.	3.125%	5/4/27	11,912	11,300
[4]	Regal Rexnord Corp.	6.050%	2/15/26	5,590	5,628
[4]	Regal Rexnord Corp.	6.050%	4/15/28	5,500	5,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	2.500%	8/15/24	6,714	6,506
	Republic Services Inc.	3.200%	3/15/25	7,679	7,456
	Republic Services Inc.	0.875%	11/15/25	3,392	3,065
	Republic Services Inc.	2.900%	7/1/26	4,758	4,543
	Rockwell Automation Inc.	2.875%	3/1/25	816	792
[2]	Ryder System Inc.	3.750%	6/9/23	6,175	6,150
[2]	Ryder System Inc.	2.500%	9/1/24	6,198	5,966
[2]	Ryder System Inc.	4.625%	6/1/25	8,619	8,505
[2]	Ryder System Inc.	3.350%	9/1/25	932	889
[2]	Ryder System Inc.	1.750%	9/1/26	3,511	3,152
[2]	Ryder System Inc.	2.850%	3/1/27	1,965	1,808
[2]	Ryder System Inc.	5.650%	3/1/28	4,685	4,741
	Southwest Airlines Co.	5.250%	5/4/25	5,222	5,239
	Southwest Airlines Co.	5.125%	6/15/27	12,715	12,694
	Southwest Airlines Co.	3.450%	11/16/27	2,285	2,132
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,410
	Teledyne Technologies Inc.	0.950%	4/1/24	15,221	14,591
	Teledyne Technologies Inc.	1.600%	4/1/26	7,320	6,667
	Textron Inc.	3.875%	3/1/25	4,084	4,006
	Textron Inc.	4.000%	3/15/26	2,375	2,335
	Textron Inc.	3.650%	3/15/27	3,892	3,722
	Timken Co.	3.875%	9/1/24	940	921
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	5,455	5,332
	Trimble Inc.	4.750%	12/1/24	3,307	3,277
	Tyco Electronics Group SA	3.450%	8/1/24	2,900	2,849
	Tyco Electronics Group SA	4.500%	2/13/26	4,500	4,502
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,036
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,572
	Union Pacific Corp.	3.250%	1/15/25	6,789	6,654
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,495
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,052
	Union Pacific Corp.	2.750%	3/1/26	3,772	3,615
[2]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,527	3,454
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	465	444
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,640	2,493
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,083	3,813
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	11,318	11,244
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,354	5,163
	United Parcel Service Inc.	2.200%	9/1/24	6,281	6,081
	United Parcel Service Inc.	2.800%	11/15/24	2,424	2,356
	United Parcel Service Inc.	3.900%	4/1/25	1,264	1,249
	United Parcel Service Inc.	2.400%	11/15/26	4,953	4,661
	United Parcel Service Inc.	3.050%	11/15/27	8,170	7,779
	Vontier Corp.	1.800%	4/1/26	4,572	4,056
	Waste Management Inc.	0.750%	11/15/25	4,418	4,019
	Waste Management Inc.	3.150%	11/15/27	10,105	9,638
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,103	4,869
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,885	4,592
	WW Grainger Inc.	1.850%	2/15/25	4,175	3,969
	Xylem Inc.	3.250%	11/1/26	2,124	2,028
					1,158,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (0.6%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,439
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,259	3,030
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,927	4,456
	Albemarle Corp.	4.650%	6/1/27	2,500	2,460
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,058	3,975
	ArcelorMittal SA	4.550%	3/11/26	3,062	3,003
	ArcelorMittal SA	6.550%	11/29/27	9,735	10,150
	Berry Global Inc.	1.570%	1/15/26	6,863	6,235
	Berry Global Inc.	1.650%	1/15/27	6,225	5,444
[4]	Berry Global Inc.	5.500%	4/15/28	2,340	2,333
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,769	7,832
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	12,390	12,543
	Carlisle Cos. Inc.	3.500%	12/1/24	2,397	2,344
	Celanese US Holdings LLC	3.500%	5/8/24	4,672	4,564
	Celanese US Holdings LLC	5.900%	7/5/24	10,951	10,956
	Celanese US Holdings LLC	6.050%	3/15/25	14,911	14,997
	Celanese US Holdings LLC	1.400%	8/5/26	3,520	3,025
	Celanese US Holdings LLC	6.165%	7/15/27	15,700	15,872
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,782	3,712
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,180
	Dow Chemical Co.	4.550%	11/30/25	269	265
	DuPont de Nemours Inc.	4.493%	11/15/25	8,064	8,058
	Eastman Chemical Co.	3.800%	3/15/25	5,987	5,839
	Ecolab Inc.	2.700%	11/1/26	7,637	7,245
	Ecolab Inc.	3.250%	12/1/27	4,000	3,825
	Ecolab Inc.	5.250%	1/15/28	2,550	2,646
	EIDP Inc.	1.700%	7/15/25	3,974	3,735
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,781	2,712
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,884	4,905
	FMC Corp.	3.200%	10/1/26	5,060	4,784
	Freeport-McMoRan Inc.	4.550%	11/14/24	5,655	5,622
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,652
	Freeport-McMoRan Inc.	4.125%	3/1/28	3,000	2,824
[4]	Georgia-Pacific LLC	0.625%	5/15/24	2,950	2,810
[4]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,946
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,800	1,643
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,914
	Linde Inc.	4.800%	12/5/24	3,670	3,692
	Linde Inc.	2.650%	2/5/25	1,936	1,870
	Linde Inc.	4.700%	12/5/25	4,455	4,481
	Linde Inc.	3.200%	1/30/26	5,184	5,068
	LYB International Finance II BV	3.500%	3/2/27	2,030	1,946
	LYB International Finance III LLC	1.250%	10/1/25	3,040	2,756
	LyondellBasell Industries NV	5.750%	4/15/24	4,885	4,888
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,345	2,325
	Mosaic Co.	4.050%	11/15/27	1,600	1,547
	Nucor Corp.	3.950%	5/23/25	1,920	1,891
	Nucor Corp.	2.000%	6/1/25	7,892	7,420
	Nucor Corp.	4.300%	5/23/27	4,135	4,061
	Nutrien Ltd.	5.900%	11/7/24	2,125	2,156
	Nutrien Ltd.	3.000%	4/1/25	4,988	4,792
	Nutrien Ltd.	5.950%	11/7/25	2,135	2,196
	Nutrien Ltd.	4.000%	12/15/26	4,002	3,875
	Nutrien Ltd.	4.900%	3/27/28	2,100	2,100
	Packaging Corp. of America	3.650%	9/15/24	2,423	2,382
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,677
	PPG Industries Inc.	2.400%	8/15/24	2,185	2,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPG Industries Inc.	1.200%	3/15/26	4,841	4,366
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,297
	RPM International Inc.	3.750%	3/15/27	6,083	5,782
	Sherwin-Williams Co.	3.125%	6/1/24	10,513	10,279
	Sherwin-Williams Co.	4.050%	8/8/24	1,860	1,839
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,741
	Sherwin-Williams Co.	4.250%	8/8/25	1,550	1,532
	Sherwin-Williams Co.	3.950%	1/15/26	4,624	4,510
	Sherwin-Williams Co.	3.450%	6/1/27	9,825	9,399
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,719
	Southern Copper Corp.	3.875%	4/23/25	4,920	4,778
	Steel Dynamics Inc.	2.800%	12/15/24	3,237	3,100
	Steel Dynamics Inc.	2.400%	6/15/25	10,333	9,785
	Vale Overseas Ltd.	6.250%	8/10/26	11,180	11,508
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,990
	Vulcan Materials Co.	3.900%	4/1/27	2,576	2,505
	Westlake Corp.	3.600%	8/15/26	5,743	5,490
	WRKCo Inc.	3.000%	9/15/24	4,469	4,327
	WRKCo Inc.	3.750%	3/15/25	5,002	4,855
	WRKCo Inc.	4.650%	3/15/26	5,780	5,722
					359,728
Real Estate (1.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,517	12,960
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,332	4,168
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,170	1,107
	American Homes 4 Rent LP	4.250%	2/15/28	3,794	3,555
	American Tower Corp.	3.375%	5/15/24	4,227	4,137
	American Tower Corp.	2.950%	1/15/25	5,180	4,987
	American Tower Corp.	2.400%	3/15/25	8,598	8,156
	American Tower Corp.	4.000%	6/1/25	8,165	7,976
	American Tower Corp.	1.300%	9/15/25	693	635
	American Tower Corp.	4.400%	2/15/26	4,130	4,071
	American Tower Corp.	1.600%	4/15/26	2,245	2,030
	American Tower Corp.	1.450%	9/15/26	3,850	3,421
	American Tower Corp.	3.375%	10/15/26	10,408	9,862
	American Tower Corp.	2.750%	1/15/27	4,388	4,046
	American Tower Corp.	3.125%	1/15/27	4,279	3,985
	American Tower Corp.	3.650%	3/15/27	4,975	4,723
	American Tower Corp.	3.600%	1/15/28	5,320	4,997
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	3,673	3,575
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	3,961	3,824
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,768
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,132
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,543	3,337
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,149
	Boston Properties LP	3.200%	1/15/25	7,285	6,762
	Boston Properties LP	2.750%	10/1/26	8,474	7,312
	Boston Properties LP	6.750%	12/1/27	5,735	5,681
	Brandywine Operating Partnership LP	4.100%	10/1/24	3,428	3,191
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,429	2,626
	Brixmor Operating Partnership LP	3.650%	6/15/24	4,800	4,652
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,868	5,624
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,495	6,942
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,960
	Corporate Office Properties LP	2.250%	3/15/26	2,874	2,556
	Crown Castle Inc.	3.200%	9/1/24	6,700	6,515
	Crown Castle Inc.	1.350%	7/15/25	8,815	8,128
	Crown Castle Inc.	4.450%	2/15/26	10,590	10,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	3.700%	6/15/26	6,525	6,287
	Crown Castle Inc.	1.050%	7/15/26	9,545	8,412
	Crown Castle Inc.	4.000%	3/1/27	5,745	5,560
	Crown Castle Inc.	2.900%	3/15/27	4,304	3,990
	Crown Castle Inc.	3.800%	2/15/28	5,000	4,750
	CubeSmart LP	4.000%	11/15/25	550	529
	CubeSmart LP	3.125%	9/1/26	3,385	3,200
	Digital Realty Trust LP	3.700%	8/15/27	7,996	7,386
	Digital Realty Trust LP	5.550%	1/15/28	6,975	6,968
	EPR Properties	4.500%	4/1/25	564	545
	EPR Properties	4.750%	12/15/26	875	762
	EPR Properties	4.500%	6/1/27	1,408	1,217
	Equinix Inc.	2.625%	11/18/24	7,162	6,899
	Equinix Inc.	1.250%	7/15/25	2,250	2,063
	Equinix Inc.	1.000%	9/15/25	4,640	4,202
	Equinix Inc.	1.450%	5/15/26	3,978	3,584
	Equinix Inc.	2.900%	11/18/26	4,758	4,425
	Equinix Inc.	1.800%	7/15/27	4,821	4,195
	ERP Operating LP	3.375%	6/1/25	3,175	3,069
	ERP Operating LP	2.850%	11/1/26	3,583	3,347
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,748
	Essex Portfolio LP	3.875%	5/1/24	4,720	4,645
	Essex Portfolio LP	3.500%	4/1/25	4,443	4,285
	Essex Portfolio LP	3.375%	4/15/26	4,120	3,932
	Essex Portfolio LP	3.625%	5/1/27	5,962	5,648
	Extra Space Storage LP	5.700%	4/1/28	2,270	2,286
	GLP Capital LP	3.350%	9/1/24	4,150	3,955
	GLP Capital LP	5.250%	6/1/25	6,299	6,163
	GLP Capital LP	5.375%	4/15/26	8,238	8,009
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,708	3,456
	Healthpeak OP LLC	3.400%	2/1/25	3,230	3,125
	Healthpeak OP LLC	4.000%	6/1/25	3,456	3,382
	Healthpeak OP LLC	3.250%	7/15/26	3,486	3,313
	Highwoods Realty LP	3.875%	3/1/27	2,832	2,569
	Host Hotels & Resorts LP	3.875%	4/1/24	2,566	2,506
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,315	1,264
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,692
	Hudson Pacific Properties LP	5.950%	2/15/28	2,695	2,054
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,400
	Kilroy Realty LP	4.375%	10/1/25	2,378	2,157
	Kimco Realty OP LLC	3.300%	2/1/25	4,269	4,103
	Kimco Realty OP LLC	3.850%	6/1/25	2,025	1,940
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,203
	Kimco Realty OP LLC	3.800%	4/1/27	2,475	2,350
	Kite Realty Group LP	4.000%	10/1/26	4,003	3,670
	Kite Realty Group Trust	4.000%	3/15/25	785	746
	Life Storage LP	3.500%	7/1/26	2,543	2,412
	Mid-America Apartments LP	3.750%	6/15/24	5,970	5,885
	Mid-America Apartments LP	4.000%	11/15/25	2,274	2,218
	Mid-America Apartments LP	1.100%	9/15/26	1,390	1,224
	Mid-America Apartments LP	3.600%	6/1/27	3,146	3,002
	National Retail Properties Inc.	3.900%	6/15/24	1,770	1,736
	National Retail Properties Inc.	4.000%	11/15/25	139	135
	National Retail Properties Inc.	3.600%	12/15/26	5,657	5,361
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	4,692
	Omega Healthcare Investors Inc.	4.500%	1/15/25	3,885	3,763
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	8,865
	Omega Healthcare Investors Inc.	4.750%	1/15/28	2,795	2,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Physicians Realty LP	4.300%	3/15/27	3,753	3,624
	Physicians Realty LP	3.950%	1/15/28	1,605	1,505
	Piedmont Operating Partnership LP	3.400%	6/1/23	2,705	2,677
	Piedmont Operating Partnership LP	4.450%	3/15/24	3,085	2,917
	Prologis LP	3.250%	10/1/26	4,843	4,685
	Prologis LP	2.125%	4/15/27	4,847	4,421
	Public Storage	0.875%	2/15/26	1,618	1,455
	Public Storage	1.500%	11/9/26	1,450	1,308
	Public Storage	3.094%	9/15/27	1,879	1,770
	Realty Income Corp.	3.875%	7/15/24	2,900	2,846
	Realty Income Corp.	3.875%	4/15/25	2,457	2,396
	Realty Income Corp.	4.625%	11/1/25	4,597	4,539
	Realty Income Corp.	0.750%	3/15/26	5,594	4,953
	Realty Income Corp.	4.875%	6/1/26	3,276	3,258
	Realty Income Corp.	4.125%	10/15/26	6,197	5,997
	Realty Income Corp.	3.000%	1/15/27	4,609	4,307
	Realty Income Corp.	3.950%	8/15/27	4,299	4,144
	Realty Income Corp.	3.400%	1/15/28	4,533	4,255
	Realty Income Corp.	3.650%	1/15/28	5,000	4,709
	Regency Centers LP	3.600%	2/1/27	4,060	3,855
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,283
	Sabra Health Care LP	5.125%	8/15/26	4,397	4,119
	Simon Property Group LP	2.000%	9/13/24	11,401	10,898
	Simon Property Group LP	3.375%	10/1/24	17,428	17,007
	Simon Property Group LP	3.500%	9/1/25	12,511	12,075
	Simon Property Group LP	3.300%	1/15/26	4,090	3,916
	Simon Property Group LP	3.250%	11/30/26	1,923	1,819
	Simon Property Group LP	1.750%	2/1/28	5,770	4,970
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,611
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,579
	Spirit Realty LP	3.200%	1/15/27	1,942	1,770
	Tanger Properties LP	3.125%	9/1/26	3,446	3,123
	Tanger Properties LP	3.875%	7/15/27	2,476	2,214
[2]	UDR Inc.	2.950%	9/1/26	2,672	2,497
	Ventas Realty LP	3.500%	4/15/24	4,620	4,519
	Ventas Realty LP	3.750%	5/1/24	1,770	1,732
	Ventas Realty LP	2.650%	1/15/25	4,959	4,723
	Ventas Realty LP	3.500%	2/1/25	8,133	7,832
	Ventas Realty LP	3.250%	10/15/26	6,447	6,023
	Ventas Realty LP	3.850%	4/1/27	1,059	1,005
	Ventas Realty LP	4.000%	3/1/28	2,800	2,634
	VICI Properties LP	4.375%	5/15/25	4,815	4,674
	VICI Properties LP	4.750%	2/15/28	3,635	3,478
	Vornado Realty LP	3.500%	1/15/25	3,874	3,499
	Vornado Realty LP	2.150%	6/1/26	4,748	3,811
	Welltower OP LLC	3.625%	3/15/24	4,803	4,711
	Welltower OP LLC	4.000%	6/1/25	23,964	23,231
	WP Carey Inc.	4.600%	4/1/24	1,600	1,566
	WP Carey Inc.	4.000%	2/1/25	1,810	1,767
	WP Carey Inc.	4.250%	10/1/26	2,645	2,582
					614,174
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	4,551	4,355
	Adobe Inc.	3.250%	2/1/25	7,913	7,755
	Adobe Inc.	2.150%	2/1/27	9,003	8,370
	Analog Devices Inc.	2.950%	4/1/25	555	537
	Analog Devices Inc.	3.500%	12/5/26	8,669	8,412
[4]	Analog Devices Inc.	3.450%	6/15/27	4,363	4,192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	3.450%	5/6/24	24,229	23,951
Apple Inc.	2.850%	5/11/24	22,014	21,643
Apple Inc.	1.800%	9/11/24	5,417	5,225
Apple Inc.	2.750%	1/13/25	11,164	10,879
Apple Inc.	2.500%	2/9/25	12,676	12,298
Apple Inc.	1.125%	5/11/25	24,456	22,948
Apple Inc.	3.200%	5/13/25	10,186	9,993
Apple Inc.	0.550%	8/20/25	13,462	12,407
Apple Inc.	0.700%	2/8/26	17,262	15,705
Apple Inc.	3.250%	2/23/26	27,964	27,365
Apple Inc.	2.450%	8/4/26	22,790	21,704
Apple Inc.	2.050%	9/11/26	19,213	17,962
Apple Inc.	3.350%	2/9/27	23,665	23,101
Apple Inc.	3.200%	5/11/27	16,002	15,593
Apple Inc.	3.000%	6/20/27	5,452	5,266
Apple Inc.	3.000%	11/13/27	10,000	9,601
Applied Materials Inc.	3.900%	10/1/25	4,853	4,788
Applied Materials Inc.	3.300%	4/1/27	8,780	8,482
Arrow Electronics Inc.	3.250%	9/8/24	5,540	5,385
Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,464
Autodesk Inc.	4.375%	6/15/25	2,636	2,609
Autodesk Inc.	3.500%	6/15/27	4,360	4,181
Automatic Data Processing Inc.	3.375%	9/15/25	4,797	4,706
Avnet Inc.	4.625%	4/15/26	4,545	4,478
Block Financial LLC	5.250%	10/1/25	2,347	2,336
Broadcom Corp.	3.875%	1/15/27	23,470	22,693
Broadcom Corp.	3.500%	1/15/28	5,347	5,013
Broadcom Inc.	2.250%	11/15/23	1,595	1,556
Broadcom Inc.	3.625%	10/15/24	10,080	9,818
Broadcom Inc.	3.150%	11/15/25	7,426	7,117
Broadcom Inc.	3.459%	9/15/26	8,235	7,872
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,279
Cadence Design Systems Inc.	4.375%	10/15/24	3,026	2,992
CDW LLC	5.500%	12/1/24	4,215	4,208
CDW LLC	4.125%	5/1/25	3,055	2,982
CDW LLC	2.670%	12/1/26	4,505	4,101
CGI Inc.	1.450%	9/14/26	4,423	3,972
Cintas Corp. No. 2	3.700%	4/1/27	10,648	10,353
Cisco Systems Inc.	2.950%	2/28/26	5,987	5,797
Cisco Systems Inc.	2.500%	9/20/26	9,021	8,520
Dell International LLC	4.000%	7/15/24	4,574	4,508
Dell International LLC	5.850%	7/15/25	18,269	18,570
Dell International LLC	6.020%	6/15/26	25,431	26,102
Dell International LLC	4.900%	10/1/26	18,874	18,771
Dell International LLC	6.100%	7/15/27	3,845	4,039
Dell International LLC	5.250%	2/1/28	7,400	7,471
DXC Technology Co.	1.800%	9/15/26	7,521	6,578
Equifax Inc.	2.600%	12/1/24	5,557	5,309
Equifax Inc.	2.600%	12/15/25	5,388	5,025
Fidelity National Information Services Inc.	1.150%	3/1/26	13,177	11,768
Fiserv Inc.	2.750%	7/1/24	18,848	18,293
Fiserv Inc.	3.850%	6/1/25	4,555	4,460
Fiserv Inc.	3.200%	7/1/26	18,825	17,868
Fiserv Inc.	2.250%	6/1/27	6,898	6,246
Flex Ltd.	4.750%	6/15/25	1,709	1,681
Flex Ltd.	3.750%	2/1/26	3,715	3,568
Fortinet Inc.	1.000%	3/15/26	3,125	2,809
Global Payments Inc.	1.500%	11/15/24	6,427	6,053

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Global Payments Inc.	2.650%	2/15/25	12,035	11,454
Global Payments Inc.	1.200%	3/1/26	7,934	7,064
Global Payments Inc.	4.800%	4/1/26	5,247	5,144
Global Payments Inc.	2.150%	1/15/27	6,734	5,966
Global Payments Inc.	4.950%	8/15/27	2,014	1,988
GXO Logistics Inc.	1.650%	7/15/26	4,970	4,367
Harman International Industries Inc.	4.150%	5/15/25	3,372	3,316
Hewlett Packard Enterprise Co.	1.450%	4/1/24	6,249	6,011
Hewlett Packard Enterprise Co.	5.900%	10/1/24	8,000	8,101
Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,979	11,948
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,965	4,571
HP Inc.	2.200%	6/17/25	18,011	16,987
HP Inc.	1.450%	6/17/26	11,276	10,148
HP Inc.	3.000%	6/17/27	8,792	8,191
Hubbell Inc.	3.350%	3/1/26	2,557	2,471
Intel Corp.	2.875%	5/11/24	8,118	7,982
Intel Corp.	3.400%	3/25/25	11,135	10,943
Intel Corp.	3.700%	7/29/25	20,783	20,486
Intel Corp.	2.600%	5/19/26	5,639	5,359
Intel Corp.	3.750%	3/25/27	10,830	10,633
Intel Corp.	3.150%	5/11/27	3,446	3,301
Intel Corp.	3.750%	8/5/27	8,725	8,525
Intel Corp.	4.875%	2/10/28	18,500	18,794
International Business Machines Corp.	3.000%	5/15/24	26,341	25,855
International Business Machines Corp.	7.000%	10/30/25	8,665	9,175
International Business Machines Corp.	3.450%	2/19/26	6,245	6,064
International Business Machines Corp.	3.300%	5/15/26	25,931	25,002
International Business Machines Corp.	3.300%	1/27/27	3,298	3,160
International Business Machines Corp.	1.700%	5/15/27	8,939	8,010
International Business Machines Corp.	6.220%	8/1/27	3,495	3,714
International Business Machines Corp.	4.500%	2/6/28	14,725	14,705
Intuit Inc.	0.950%	7/15/25	2,563	2,366
Jabil Inc.	4.250%	5/15/27	4,270	4,119
Juniper Networks Inc.	1.200%	12/10/25	3,110	2,818
KLA Corp.	4.650%	11/1/24	4,762	4,749
Kyndryl Holdings Inc.	2.050%	10/15/26	4,523	3,953
Lam Research Corp.	3.800%	3/15/25	2,284	2,244
Lam Research Corp.	3.750%	3/15/26	8,987	8,838
Legrand France SA	8.500%	2/15/25	3,699	3,954
Leidos Inc.	3.625%	5/15/25	4,502	4,378
Marvell Technology Inc.	1.650%	4/15/26	3,333	3,021
Microchip Technology Inc.	4.250%	9/1/25	8,526	8,387
Micron Technology Inc.	4.975%	2/6/26	70	70
Micron Technology Inc.	4.185%	2/15/27	11,272	10,890
Microsoft Corp.	2.700%	2/12/25	12,355	12,047
Microsoft Corp.	3.125%	11/3/25	28,425	27,727
Microsoft Corp.	2.400%	8/8/26	27,580	26,230
Microsoft Corp.	3.300%	2/6/27	35,262	34,594
Moody's Corp.	3.750%	3/24/25	5,245	5,139
Motorola Solutions Inc.	4.000%	9/1/24	997	978
Motorola Solutions Inc.	4.600%	2/23/28	5,109	5,043
NetApp Inc.	3.300%	9/29/24	4,736	4,608
NetApp Inc.	1.875%	6/22/25	6,376	5,951
NetApp Inc.	2.375%	6/22/27	1,675	1,542
NVIDIA Corp.	0.584%	6/14/24	11,068	10,570
NVIDIA Corp.	3.200%	9/16/26	8,067	7,845
NXP BV	2.700%	5/1/25	4,542	4,308
NXP BV	5.350%	3/1/26	4,308	4,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV	3.875%	6/18/26	4,784	4,617
	NXP BV	3.150%	5/1/27	5,673	5,260
	NXP BV	4.400%	6/1/27	2,995	2,959
	Oracle Corp.	3.400%	7/8/24	17,184	16,837
	Oracle Corp.	2.950%	11/15/24	12,033	11,692
	Oracle Corp.	2.500%	4/1/25	24,807	23,732
	Oracle Corp.	2.950%	5/15/25	22,687	21,846
	Oracle Corp.	1.650%	3/25/26	30,249	27,792
	Oracle Corp.	2.650%	7/15/26	22,512	21,034
	Oracle Corp.	2.800%	4/1/27	19,747	18,354
	Oracle Corp.	2.300%	3/25/28	20,000	17,898
	PayPal Holdings Inc.	2.400%	10/1/24	8,713	8,437
	PayPal Holdings Inc.	1.650%	6/1/25	6,395	6,002
	PayPal Holdings Inc.	2.650%	10/1/26	13,830	13,041
	PayPal Holdings Inc.	3.900%	6/1/27	225	221
[4]	Qorvo Inc.	1.750%	12/15/24	4,240	3,954
	QUALCOMM Inc.	2.900%	5/20/24	5,944	5,836
	QUALCOMM Inc.	3.450%	5/20/25	4,406	4,323
	QUALCOMM Inc.	3.250%	5/20/27	17,691	17,113
	Roper Technologies Inc.	2.350%	9/15/24	6,285	6,049
	Roper Technologies Inc.	1.000%	9/15/25	10,079	9,214
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,789
	Roper Technologies Inc.	3.800%	12/15/26	1,499	1,451
	S&P Global Inc.	2.950%	1/22/27	5,584	5,360
	S&P Global Inc.	2.450%	3/1/27	6,893	6,477
	Skyworks Solutions Inc.	1.800%	6/1/26	8,508	7,667
	TD SYNNEX Corp.	1.250%	8/9/24	5,936	5,552
	TD SYNNEX Corp.	1.750%	8/9/26	5,282	4,601
	Texas Instruments Inc.	2.625%	5/15/24	3,150	3,076
	Texas Instruments Inc.	1.375%	3/12/25	13,503	12,748
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,309
	Texas Instruments Inc.	4.600%	2/15/28	7,050	7,201
	TSMC Arizona Corp.	1.750%	10/25/26	10,550	9,578
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	7,985
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	8,882
	VMware Inc.	1.000%	8/15/24	5,504	5,189
	VMware Inc.	4.500%	5/15/25	9,235	9,126
	VMware Inc.	1.400%	8/15/26	15,305	13,535
	VMware Inc.	4.650%	5/15/27	5,040	4,974
	VMware Inc.	3.900%	8/21/27	9,145	8,751
	Western Digital Corp.	4.750%	2/15/26	19,225	18,517
	Workday Inc.	3.500%	4/1/27	7,981	7,640
	Xilinx Inc.	2.950%	6/1/24	4,778	4,672
					1,503,501
Utilities (1.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	5,111	4,861
	AES Corp.	1.375%	1/15/26	5,763	5,180
	Alabama Power Co.	3.750%	9/1/27	4,150	4,039
	Ameren Corp.	2.500%	9/15/24	2,804	2,692
	Ameren Corp.	3.650%	2/15/26	4,120	3,968
	Ameren Corp.	1.950%	3/15/27	1,860	1,668
	Ameren Illinois Co.	3.250%	3/1/25	3,565	3,468
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	1,745	1,585
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,288
	American Electric Power Co. Inc.	3.875%	2/15/62	5,025	3,945
	American Water Capital Corp.	2.950%	9/1/27	7,438	6,998
	Appalachian Power Co.	3.400%	6/1/25	1,850	1,792
[2]	Appalachian Power Co.	3.300%	6/1/27	1,059	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,192
	Atmos Energy Corp.	3.000%	6/15/27	4,235	4,001
	Avangrid Inc.	3.150%	12/1/24	7,713	7,476
	Avangrid Inc.	3.200%	4/15/25	3,727	3,574
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	2,826
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,644	5,617
	Black Hills Corp.	1.037%	8/23/24	7,000	6,599
	Black Hills Corp.	3.950%	1/15/26	4,310	4,170
	Black Hills Corp.	3.150%	1/15/27	4,000	3,762
	Black Hills Corp.	5.950%	3/15/28	2,500	2,587
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,300	2,142
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,630	3,457
	CenterPoint Energy Inc.	2.500%	9/1/24	3,357	3,217
	CenterPoint Energy Inc.	1.450%	6/1/26	1,325	1,200
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	3,500	3,589
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,219
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,668
	Commonwealth Edison Co.	2.550%	6/15/26	4,474	4,213
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,185
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,662	5,429
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,802
	Constellation Energy Generation LLC	5.600%	3/1/28	2,572	2,645
	Consumers Energy Co.	4.650%	3/1/28	7,000	7,063
	Dominion Energy Inc.	3.071%	8/15/24	6,725	6,537
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,696	5,497
	Dominion Energy Inc.	3.900%	10/1/25	8,308	8,118
[2]	Dominion Energy Inc.	1.450%	4/15/26	5,062	4,577
[2]	Dominion Energy Inc.	2.850%	8/15/26	7,574	7,108
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,350	1,298
	DTE Electric Co.	3.375%	3/1/25	5,325	5,186
[2]	DTE Energy Co.	2.529%	10/1/24	8,446	8,128
	DTE Energy Co.	4.220%	11/1/24	9,035	8,941
[2]	DTE Energy Co.	1.050%	6/1/25	8,860	8,138
	DTE Energy Co.	2.850%	10/1/26	4,994	4,677
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,193	5,857
	Duke Energy Corp.	3.750%	4/15/24	13,918	13,758
	Duke Energy Corp.	0.900%	9/15/25	2,277	2,071
	Duke Energy Corp.	5.000%	12/8/25	7,200	7,260
	Duke Energy Corp.	2.650%	9/1/26	6,080	5,695
	Duke Energy Corp.	5.000%	12/8/27	5,880	5,973
	Duke Energy Corp.	3.250%	1/15/82	2,157	1,609
	Duke Energy Florida LLC	3.200%	1/15/27	5,774	5,510
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,643	4,473
	Edison International	3.550%	11/15/24	9,542	9,267
	Edison International	4.950%	4/15/25	2,218	2,203
	Emera US Finance LP	3.550%	6/15/26	5,067	4,833
	Enel Americas SA	4.000%	10/25/26	5,212	5,017
	Entergy Arkansas LLC	3.700%	6/1/24	4,000	3,942
	Entergy Arkansas LLC	3.500%	4/1/26	3,372	3,286
	Entergy Corp.	0.900%	9/15/25	5,990	5,401
	Entergy Corp.	2.950%	9/1/26	9,604	9,020
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,538
	Entergy Louisiana LLC	5.590%	10/1/24	2,642	2,669
	Entergy Louisiana LLC	5.400%	11/1/24	1,698	1,711
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,524
	Evergy Inc.	2.450%	9/15/24	7,794	7,481
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,338	2,192
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Eversource Energy	2.900%	10/1/24	4,745	4,584
[2]	Eversource Energy	3.150%	1/15/25	2,617	2,539
[2]	Eversource Energy	1.400%	8/15/26	3,075	2,755
	Eversource Energy	4.600%	7/1/27	5,050	5,056
[2]	Eversource Energy	3.300%	1/15/28	2,750	2,584
	Eversource Energy	5.450%	3/1/28	6,000	6,217
[2]	Exelon Corp.	3.950%	6/15/25	11,221	10,984
	Exelon Corp.	3.400%	4/15/26	6,257	6,017
	Exelon Corp.	2.750%	3/15/27	6,226	5,823
	Exelon Corp.	5.150%	3/15/28	5,110	5,205
	Florida Power & Light Co.	3.250%	6/1/24	3,850	3,787
	Florida Power & Light Co.	2.850%	4/1/25	3,523	3,418
	Florida Power & Light Co.	3.125%	12/1/25	5,625	5,464
	Florida Power & Light Co.	5.050%	4/1/28	5,859	6,055
	Fortis Inc.	3.055%	10/4/26	6,212	5,825
[2]	Georgia Power Co.	2.200%	9/15/24	8,604	8,259
	Georgia Power Co.	3.250%	3/30/27	4,533	4,318
	Interstate Power & Light Co.	3.250%	12/1/24	4,194	4,073
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,801
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	492
	MidAmerican Energy Co.	3.500%	10/15/24	9,712	9,511
	National Fuel Gas Co.	5.200%	7/15/25	2,421	2,414
	National Fuel Gas Co.	5.500%	1/15/26	5,257	5,257
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,080	4,917
[2]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,166	2,103
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,108	4,175
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,546	8,224
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,694	3,274
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,359
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,500	3,535
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,854
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	3,671	3,630
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	10,055	9,959
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,620	2,666
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,391	3,376
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	11,216	10,141
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,715	15,049
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	10,975	10,948
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	5,180	5,216
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,975	4,114
	NiSource Inc.	0.950%	8/15/25	13,536	12,360
	NiSource Inc.	3.490%	5/15/27	9,093	8,621
	NiSource Inc.	5.250%	3/30/28	6,000	6,106
	NSTAR Electric Co.	3.200%	5/15/27	3,129	2,974
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,583	7,400
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,088	1,051
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,615
	Pacific Gas & Electric Co.	3.500%	6/15/25	12,066	11,505
	Pacific Gas & Electric Co.	3.450%	7/1/25	13,702	13,078
	Pacific Gas & Electric Co.	3.150%	1/1/26	18,495	17,250
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,435	2,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	2.100%	8/1/27	4,525	3,946
	Pacific Gas & Electric Co.	3.300%	12/1/27	7,675	6,924
	PacifiCorp	3.600%	4/1/24	4,218	4,156
	PECO Energy Co.	3.150%	10/15/25	3,211	3,114
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,457
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,704
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,614
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	999	907
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,007	1,896
	Public Service Enterprise Group Inc.	2.875%	6/15/24	9,106	8,855
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,697	7,955
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,570	3,712
	Puget Energy Inc.	3.650%	5/15/25	4,640	4,470
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,127	3,868
	Sempra Energy	3.300%	4/1/25	4,835	4,683
	Sempra Energy	3.250%	6/15/27	7,953	7,455
	Sempra Energy	4.125%	4/1/52	4,955	3,967
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	5,984
	Southern California Edison Co.	1.100%	4/1/24	6,335	6,088
[2]	Southern California Edison Co.	0.975%	8/1/24	4,680	4,435
[2]	Southern California Edison Co.	3.700%	8/1/25	9,617	9,374
[2]	Southern California Edison Co.	1.200%	2/1/26	3,050	2,744
	Southern California Edison Co.	5.850%	11/1/27	4,448	4,687
	Southern California Edison Co.	5.300%	3/1/28	2,500	2,565
	Southern California Gas Co.	3.150%	9/15/24	2,511	2,453
	Southern California Gas Co.	3.200%	6/15/25	3,516	3,410
[2]	Southern California Gas Co.	2.600%	6/15/26	5,425	5,128
	Southern California Gas Co.	2.950%	4/15/27	5,820	5,456
	Southern Co.	4.475%	8/1/24	4,635	4,574
	Southern Co.	5.150%	10/6/25	1,837	1,859
	Southern Co.	3.250%	7/1/26	23,012	21,954
[2]	Southern Co.	4.000%	1/15/51	9,807	9,051
[2]	Southern Co.	3.750%	9/15/51	7,155	6,043
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,854	1,778
	Southern Power Co.	4.150%	12/1/25	1,655	1,623
	Southern Power Co.	0.900%	1/15/26	750	675
	Southwest Gas Corp.	5.800%	12/1/27	1,250	1,291
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	5,134	4,687
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	3,038	2,830
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,020
	Tampa Electric Co.	3.875%	7/12/24	1,270	1,250
	Union Electric Co.	3.500%	4/15/24	3,600	3,534
	Union Electric Co.	2.950%	6/15/27	3,424	3,242
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,858	5,645
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,557	10,219
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,697	4,419
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	9,760	9,389
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	996
	WEC Energy Group Inc.	5.000%	9/27/25	1,430	1,432
	WEC Energy Group Inc.	4.750%	1/9/26	1,655	1,655
	WEC Energy Group Inc.	5.150%	10/1/27	2,007	2,045
	WEC Energy Group Inc.	4.750%	1/15/28	5,065	5,066
	Wisconsin Electric Power Co.	2.050%	12/15/24	890	847
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,018
	Xcel Energy Inc.	3.300%	6/1/25	5,880	5,689
	Xcel Energy Inc.	3.350%	12/1/26	2,689	2,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	1.750%	3/15/27	4,762	4,268
					885,975
Total Corporate Bonds (Cost $18,303,606)					17,359,728
Sovereign Bonds (5.5%)
[2]	African Development Bank	0.875%	3/23/26	24,420	22,338
[2]	African Development Bank	0.875%	7/22/26	11,553	10,474
[2]	African Development Bank	4.375%	11/3/27	19,550	20,025
	African Development Bank	4.375%	3/14/28	19,500	20,039
[2]	Asian Development Bank	0.375%	6/11/24	23,550	22,438
[2]	Asian Development Bank	4.125%	9/27/24	17,980	17,919
[2]	Asian Development Bank	0.625%	10/8/24	12,525	11,847
	Asian Development Bank	1.500%	10/18/24	29,359	28,126
[2]	Asian Development Bank	2.000%	1/22/25	6,388	6,147
	Asian Development Bank	0.625%	4/29/25	57,120	53,200
[2]	Asian Development Bank	2.875%	5/6/25	35,610	34,729
[2]	Asian Development Bank	0.375%	9/3/25	18,994	17,424
	Asian Development Bank	4.250%	1/9/26	34,242	34,546
[2]	Asian Development Bank	0.500%	2/4/26	25,772	23,430
[2]	Asian Development Bank	1.000%	4/14/26	23,853	21,901
[2]	Asian Development Bank	2.000%	4/24/26	26,043	24,632
[2]	Asian Development Bank	2.625%	1/12/27	4,971	4,767
[2]	Asian Development Bank	1.500%	1/20/27	36,137	33,236
[2]	Asian Development Bank	3.125%	8/20/27	26,870	26,169
	Asian Infrastructure Investment Bank	2.250%	5/16/24	28,045	27,331
	Asian Infrastructure Investment Bank	0.500%	5/28/25	21,145	19,551
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,690	15,412
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,890	25,232
	Asian Infrastructure Investment Bank	3.750%	9/14/27	8,100	8,043
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,800	18,881
	Canadian Government Bond	1.625%	1/22/25	24,139	23,104
	Canadian Government Bond	2.875%	4/28/25	22,396	21,867
	Canadian Government Bond	0.750%	5/19/26	36,810	33,491
	Corp. Andina de Fomento	1.250%	10/26/24	7,115	6,716
	Corp. Andina de Fomento	1.625%	9/23/25	7,595	7,047
	Corp. Andina de Fomento	5.250%	11/21/25	20,315	20,543
	Corp. Andina de Fomento	4.750%	4/1/26	5,155	5,158
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,584
	Council of Europe Development Bank	0.375%	6/10/24	1,576	1,502
	Council of Europe Development Bank	1.375%	2/27/25	11,475	10,890
	Council of Europe Development Bank	3.000%	6/16/25	4,670	4,561
	Council of Europe Development Bank	0.875%	9/22/26	6,745	6,094
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,648
	Equinor ASA	3.250%	11/10/24	12,463	12,246
	Equinor ASA	2.875%	4/6/25	12,660	12,277
	Equinor ASA	1.750%	1/22/26	8,394	7,825
	Equinor ASA	3.000%	4/6/27	100	95
	Equinor ASA	7.250%	9/23/27	100	112
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,430	4,220
	European Bank for Reconstruction & Development	0.500%	5/19/25	41,681	38,641
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	9,985	9,121
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	19,101
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	4,700	4,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.250%	6/24/24	6,542	6,373
	European Investment Bank	0.375%	7/24/24	33,500	31,818
	European Investment Bank	2.500%	10/15/24	6,387	6,223
	European Investment Bank	1.875%	2/10/25	41,437	39,768
	European Investment Bank	1.625%	3/14/25	45,561	43,463
	European Investment Bank	0.625%	7/25/25	44,370	41,130
	European Investment Bank	2.750%	8/15/25	30,970	30,131
	European Investment Bank	0.375%	12/15/25	14,870	13,543
	European Investment Bank	0.375%	3/26/26	38,530	34,799
	European Investment Bank	2.125%	4/13/26	20,346	19,353
	European Investment Bank	0.750%	10/26/26	6,927	6,229
[2]	European Investment Bank	1.375%	3/15/27	25,275	23,095
	European Investment Bank	0.625%	10/21/27	225	196
	European Investment Bank	3.250%	11/15/27	17,906	17,566
	European Investment Bank	3.875%	3/15/28	36,400	36,684
[5]	Export Development Canada	3.375%	8/26/25	20,635	20,344
[5]	Export Development Canada	3.000%	5/25/27	17,875	17,344
[5]	Export Development Canada	3.875%	2/14/28	16,670	16,766
	Export-Import Bank of Korea	2.375%	6/25/24	5,820	5,665
	Export-Import Bank of Korea	4.000%	9/15/24	14,725	14,593
	Export-Import Bank of Korea	2.875%	1/21/25	9,055	8,789
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,604
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,832
	Export-Import Bank of Korea	4.875%	1/11/26	3,500	3,527
	Export-Import Bank of Korea	0.625%	2/9/26	2,700	2,416
	Export-Import Bank of Korea	2.625%	5/26/26	12,795	12,072
	Export-Import Bank of Korea	3.250%	8/12/26	3,700	3,549
	Export-Import Bank of Korea	1.125%	12/29/26	6,737	5,938
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,007
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,251
	Export-Import Bank of Korea	4.250%	9/15/27	6,000	5,968
	Export-Import Bank of Korea	5.000%	1/11/28	11,000	11,297
[2]	Hydro-Quebec	8.050%	7/7/24	4,995	5,187
	Inter-American Development Bank	3.250%	7/1/24	10,202	10,053
	Inter-American Development Bank	0.500%	9/23/24	20,059	18,964
	Inter-American Development Bank	2.125%	1/15/25	23,495	22,666
[2]	Inter-American Development Bank	1.750%	3/14/25	32,658	31,204
	Inter-American Development Bank	0.875%	4/3/25	31,345	29,407
	Inter-American Development Bank	0.625%	7/15/25	19,230	17,819
[2]	Inter-American Development Bank	0.875%	4/20/26	27,901	25,507
[2]	Inter-American Development Bank	2.000%	6/2/26	15,555	14,668
	Inter-American Development Bank	2.000%	7/23/26	9,692	9,129
	Inter-American Development Bank	2.375%	7/7/27	25,817	24,408
	Inter-American Development Bank	4.000%	1/12/28	39,100	39,566
	Inter-American Investment Corp.	4.125%	2/15/28	9,100	9,167
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	25,451	24,463
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	34,186	33,239
	International Bank for Reconstruction & Development	1.625%	1/15/25	36,594	35,009
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,392	5,196
	International Bank for Reconstruction & Development	0.750%	3/11/25	40,405	37,887
	International Bank for Reconstruction & Development	0.625%	4/22/25	71,435	66,581
	International Bank for Reconstruction & Development	0.375%	7/28/25	47,293	43,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	33,373	32,276
	International Bank for Reconstruction & Development	0.500%	10/28/25	54,334	49,792
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,775	2,717
	International Bank for Reconstruction & Development	0.875%	7/15/26	16,747	15,234
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,518	10,781
	International Bank for Reconstruction & Development	3.125%	6/15/27	33,410	32,646
	International Bank for Reconstruction & Development	0.750%	11/24/27	38,680	33,792
[2]	International Finance Corp.	1.375%	10/16/24	16,200	15,501
[2]	International Finance Corp.	0.375%	7/16/25	13,515	12,460
[2]	International Finance Corp.	3.625%	9/15/25	20,000	19,854
[2]	International Finance Corp.	2.125%	4/7/26	5,171	4,914
[2]	International Finance Corp.	0.750%	10/8/26	18,100	16,284
[6]	Japan Bank for International Cooperation	0.625%	5/22/23	285	283
[6]	Japan Bank for International Cooperation	3.250%	7/20/23	14,950	14,856
[2,6]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,069
[2,6]	Japan Bank for International Cooperation	0.500%	4/15/24	8,619	8,249
[2,6]	Japan Bank for International Cooperation	2.500%	5/23/24	19,009	18,548
[2,6]	Japan Bank for International Cooperation	3.000%	5/29/24	10,255	10,059
[2,6]	Japan Bank for International Cooperation	1.750%	10/17/24	4,365	4,182
[2,6]	Japan Bank for International Cooperation	2.125%	2/10/25	1,946	1,866
[6]	Japan Bank for International Cooperation	2.875%	4/14/25	17,975	17,434
[2,6]	Japan Bank for International Cooperation	2.500%	5/28/25	6,024	5,789
[6]	Japan Bank for International Cooperation	0.625%	7/15/25	23,648	21,760
[2,6]	Japan Bank for International Cooperation	2.750%	1/21/26	6,500	6,246
[6]	Japan Bank for International Cooperation	4.250%	1/26/26	20,300	20,324
[2,6]	Japan Bank for International Cooperation	2.375%	4/20/26	7,195	6,815
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	3,436	3,185
[2,6]	Japan Bank for International Cooperation	2.250%	11/4/26	12,774	11,958
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	14,970	14,240
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,380
[6]	Japan Bank for International Cooperation	4.375%	10/5/27	9,000	9,094
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	13,560	12,783
[6]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,639
[6]	Japan International Cooperation Agency	3.250%	5/25/27	32,920	31,702
[7]	KFW	1.375%	8/5/24	31,654	30,409
[7]	KFW	0.500%	9/20/24	45,091	42,642
[7]	KFW	2.500%	11/20/24	42,198	41,014
[7]	KFW	1.250%	1/31/25	39,355	37,328
[7]	KFW	2.000%	5/2/25	20,325	19,478
[7]	KFW	0.375%	7/18/25	54,643	50,341
[7]	KFW	0.625%	1/22/26	37,173	33,965
[7]	KFW	1.000%	10/1/26	29,340	26,667
[7]	KFW	3.000%	5/20/27	25,760	25,036
[7]	KFW	3.750%	2/15/28	34,025	34,082
	Korea Development Bank	2.125%	10/1/24	6,900	6,654
	Korea Development Bank	0.750%	1/25/25	11,295	10,544
	Korea Development Bank	4.000%	9/8/25	1,230	1,213
	Korea Development Bank	3.375%	9/16/25	12,110	11,763
	Korea Development Bank	3.000%	1/13/26	12,015	11,511
	Korea Development Bank	2.000%	9/12/26	7,280	6,678
	Korea Development Bank	1.375%	4/25/27	6,540	5,816
	Korea Development Bank	4.375%	2/15/28	16,975	16,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	13,485	12,975
[2,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	18,075	16,744
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,953	15,367
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	15,145	13,853
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	8,983	8,391
	Nordic Investment Bank	2.250%	5/21/24	2,049	1,998
	Nordic Investment Bank	0.375%	9/20/24	6,950	6,563
	Nordic Investment Bank	0.375%	9/11/25	14,490	13,275
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,014
	Nordic Investment Bank	3.375%	9/8/27	130	128
	Nordic Investment Bank	4.375%	3/14/28	22,525	23,208
[8]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	10,647	10,126
[8]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	25,790	23,597
[8]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,360	5,379
[2,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	6,868	6,226
[8]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,885
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	12,300	12,567
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	4,000	4,018
[2,9]	Petroleos Mexicanos	2.290%	2/15/24	190	182
	Province of Alberta	1.875%	11/13/24	17,184	16,506
	Province of Alberta	1.000%	5/20/25	15,629	14,613
[2]	Province of British Columbia	1.750%	9/27/24	14,551	13,997
[2]	Province of British Columbia	6.500%	1/15/26	1,638	1,735
	Province of British Columbia	0.900%	7/20/26	7,475	6,777
[2]	Province of Manitoba	2.600%	4/16/24	7,257	7,108
	Province of Manitoba	3.050%	5/14/24	5,978	5,877
	Province of Manitoba	2.125%	6/22/26	4,116	3,880
	Province of Ontario	3.200%	5/16/24	10,294	10,133
	Province of Ontario	0.625%	1/21/26	24,016	21,856
	Province of Ontario	1.050%	4/14/26	14,860	13,603
	Province of Ontario	2.500%	4/27/26	18,535	17,719
	Province of Ontario	3.100%	5/19/27	22,370	21,673
[2]	Province of Quebec	2.500%	4/9/24	15,810	15,472
[2]	Province of Quebec	2.875%	10/16/24	18,670	18,238
[2]	Province of Quebec	1.500%	2/11/25	9,500	9,034
	Province of Quebec	0.600%	7/23/25	33,730	31,145
	Province of Quebec	2.500%	4/20/26	18,690	17,892
	Province of Quebec	2.750%	4/12/27	8,295	7,940
	Province of Saskatchewan	3.250%	6/8/27	7,360	7,165
	Republic of Chile	3.125%	3/27/25	5,030	4,921
	Republic of Chile	3.125%	1/21/26	4,888	4,745
[2]	Republic of Chile	2.750%	1/31/27	10,945	10,338
[2]	Republic of Chile	3.240%	2/6/28	11,050	10,576
[2]	Republic of Indonesia	4.150%	9/20/27	6,600	6,512
	Republic of Indonesia	3.500%	1/11/28	9,200	8,843
[2]	Republic of Indonesia	4.550%	1/11/28	7,420	7,439
	Republic of Italy	0.875%	5/6/24	17,295	16,458
	Republic of Italy	2.375%	10/17/24	25,500	24,416
	Republic of Italy	1.250%	2/17/26	15,987	14,296
	Republic of Korea	5.625%	11/3/25	1,789	1,835
[2]	Republic of Panama	4.000%	9/22/24	1,031	1,014
[2]	Republic of Panama	3.750%	3/16/25	5,284	5,160
	Republic of Panama	7.125%	1/29/26	13,961	14,799
	Republic of Panama	8.875%	9/30/27	3,500	4,073
[2]	Republic of Panama	3.875%	3/17/28	3,000	2,880
	Republic of Peru	7.350%	7/21/25	11,790	12,462
[2]	Republic of Peru	2.392%	1/23/26	7,225	6,821
	Republic of Peru	4.125%	8/25/27	7,460	7,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Poland	3.250%	4/6/26	10,265	9,994
[2]	Republic of Poland	5.500%	11/16/27	11,816	12,344
	Republic of the Philippines	9.500%	10/21/24	3,456	3,711
	Republic of the Philippines	10.625%	3/16/25	18,977	21,184
	Republic of the Philippines	5.500%	3/30/26	4,781	4,911
	Republic of the Philippines	3.229%	3/29/27	4,360	4,165
	Republic of the Philippines	5.170%	10/13/27	9,350	9,662
	Republic of the Philippines	3.000%	2/1/28	8,000	7,541
	State of Israel	2.875%	3/16/26	9,789	9,319
	State of Israel	3.250%	1/17/28	7,300	6,911
[2]	Svensk Exportkredit AB	0.375%	7/30/24	13,769	13,035
	Svensk Exportkredit AB	0.625%	10/7/24	7,000	6,608
[2]	Svensk Exportkredit AB	0.625%	5/14/25	22,555	20,902
	Svensk Exportkredit AB	0.500%	8/26/25	12,190	11,168
[2]	Svensk Exportkredit AB	4.625%	11/28/25	9,540	9,646
[2]	Svensk Exportkredit AB	4.375%	2/13/26	9,625	9,693
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,315	7,798
[2]	United Mexican States	3.900%	4/27/25	5,178	5,126
	United Mexican States	4.125%	1/21/26	22,570	22,282
	United Mexican States	4.150%	3/28/27	26,859	26,453
[2]	United Mexican States	5.400%	2/9/28	11,950	12,309
Total Sovereign Bonds (Cost $3,748,847)					3,574,867
Taxable Municipal Bonds (0.0%)
	California Earthquake Authority Revenue	5.603%	7/1/27	8,850	9,103
	California GO	2.650%	4/1/26	1,320	1,261
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,716
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,847
	Oregon GO	5.762%	6/1/23	389	390
	University of California Revenue	0.883%	5/15/25	2,000	1,864
	University of California Revenue	3.063%	7/1/25	2,677	2,610
	University of California Revenue	1.316%	5/15/27	4,890	4,352
	Utah GO	4.554%	7/1/24	3,605	3,594
Total Taxable Municipal Bonds (Cost $42,118)					40,737

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $184,388)	4.839%	1,844,120	184,394
Total Investments (99.6%) (Cost $67,934,226)				64,793,905
Other Assets and Liabilities—Net (0.4%)				235,413
Net Assets (100%)				65,029,318
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $240,981,000, representing 0.4% of net assets.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Guaranteed by the Government of Mexico.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	43,634,179	—	43,634,179
Corporate Bonds	—	17,359,728	—	17,359,728
Sovereign Bonds	—	3,574,867	—	3,574,867
Taxable Municipal Bonds	—	40,737	—	40,737
Temporary Cash Investments	184,394	—	—	184,394
Total	184,394	64,609,511	—	64,793,905